                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                             ---------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                            REGISTRATION NO. 2-10699

                        Post-Effective Amendment No. 79

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                            REGISTRATION NO. 811-51

                                Amendment No. 27

                         SELECTED AMERICAN SHARES, INC.
                         ------------------------------
                             124 East Marcy Street
                           Santa Fe, New Mexico 87501

               Registrant's Telephone Number, Including Area Code
                                 1-800-243-1575

                               Agent for Service:

                                Sheldon R. Stein
                               D'Ancona & Pflaum
                            30 North LaSalle Street
                            Chicago, Illinois 60602
                                 (312) 580-2014

         It is proposed that this filing will become effective:

         [ ]  Immediately upon filing pursuant to paragraph (b)
         [X]  on May 1, 1998, pursuant to paragraph (b)
         [ ]  60 days after filing pursuant to paragraph (a)
         [ ]  on _____________, pursuant to paragraph (a) of Rule 485


      Title of securities being registered: Selected American Shares Fund, common stock

                                   FORM N-1A

                         SELECTED AMERICAN SHARES, INC.

POST-EFFECTIVE AMENDMENT NO. 79 TO REGISTRATION STATEMENT NO. 2-10699 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 27 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-51.

                                CROSS REFERENCE

  N-1A
Item No.      Prospectus Caption or Placement
--------      -------------------------------
    1         Front Cover
    2         Fund Expenses, Selected Funds - Summary
    3         Financial Highlights; Fund Performance
    4         Selected Funds - Summary; Investment Objectives
    5         Manager, Sub-Advisers, Distributor and Portfolio Managers
   5a         Management's Discussion of  Fund Performance
              (contained in 1997 Annual Report)
    6         Organization of the Funds; Selected Funds - Summary; Dividends;
              Taxes; How to Reach Us
    7         Buying Shares; Determining the Price of Shares - Net Asset
              Value; Exchanging Shares Manager, Sub-Adviser and Distributor
    8         Selling Shares; Exchanging Shares;
    9         (Not Applicable)

              Part B Caption or Placement
              ---------------------------
   10         Cover Page
   11         Table of Contents

   12         (Not Applicable)
   13         Investment Restrictions; Lending Portfolio Securities and Writing
              Cover Call Options
   14         Directors and Officers; Directors' Compensation Table
   15         Major Shareholders
   16         Manager and  Sub-Adviser; Custodian; Independent Auditors;
              Distribution Plan
   17         Portfolio Brokerage
   18         *
   19         Net Asset Value
   20         Taxes
   21         Distribution Plan
   22         Performance Data
   23         **

------------------------

*     Included in Prospectus

** Financial Statements appearing in the December 31, 1997 Annual Report are incorporated by reference.

PROSPECTUS                                                          MAY 1, 1998


                               THE SELECTED FUNDS
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-243-1575

         Welcome to the Selected Funds, a family of diversified noload mutual funds offering a variety of investment opportunities. The Funds pay distribution fees pursuant to distribution plans adopted in accordance with Rule 12b1.

STOCKORIENTED FUNDS

         Selected American Shares, Inc. a Growth and Income Fund.

         Selected Special Shares, Inc. a Growth Fund.

BONDORIENTED FUND

         Selected U.S. Government Income Fund an Income Fund.

MONEY MARKET FUND

         Selected Daily Government Fund a U.S. Government Money Market Fund.

         Selected Daily Government Fund and Selected U.S. Government Income Fund are part of Selected Capital Preservation Trust.

         This Prospectus concisely sets forth information about the Selected Funds that you should know before investing. Please keep it handy for future reference. Additional information is included in the Statements of Additional Information of the Selected Funds dated May 1, 1998, and filed with the Securities and Exchange Commission. The Statements of Additional Information are incorporated herein by reference. You may obtain copies of the Statements of Additional Information without charge by writing or calling us at the above address or phone number.

         AN INVESTMENT IN THE SELECTED U.S. GOVERNMENT INCOME FUND OR SELECTED DAILY GOVERNMENT FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT SELECTED DAILY GOVERNMENT FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES IN THE SELECTED FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

STOCKORIENTED FUNDS

         Selected American Shares, Inc. ("Selected American") and Selected Special Shares, Inc. ("Selected Special") are diversified, professionally managed stockoriented funds. Selected American seeks a combination of capital growth and income and invests primarily in common stocks and other equity securities. Selected Special seeks capital growth and invests primarily in common stocks and securities convertible into common stocks. See "Investment Objectives."

BONDORIENTED FUND

         Selected U.S. Government Income Fund ("Selected Government Income") seeks to obtain current income consistent with preservation of capital by investing primarily in debt obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities").

MONEY MARKET FUND

         Selected Daily Government Fund ("Selected Daily Government") seeks to provide a high level of current income from shortterm money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

MANAGER, SUBADVISERS AND DISTRIBUTOR

         Davis Selected Advisers, L.P. (the "Manager") serves as the investment manager for Selected American, Selected Special, Selected Government Income and Selected Daily Government (individually a "Fund" or together the "Funds" or the "Selected Funds"). Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Funds. The Manager has hired Bramwell Capital Management, Inc. (the "SubAdvisor") to provide day to day management of the portfolio of Selected Special. The Manager has entered into a SubAdvisory Agreement with its whollyowned subsidiary, Davis Selected AdvisersNY, Inc. ("DSANY"). DSANY performs research and other services for the Funds on behalf of the Manager. There are management and Rule 12b1 distribution fees payable by each Fund. For more information see "Fund Expenses" and "Manager, SubAdvisers and Distributor."

PURCHASES AND REDEMPTIONS

         Shares of the Funds are sold and redeemed at net asset value without any sales or redemption charge. The minimum initial investment in any of the Selected Funds is $1,000 and subsequent investments are $25 or more. Please see "Buying Shares" for more information on how easy it is to invest. Please see "Selling Shares" for details on how to redeem shares.

FACTORS TO CONSIDER

         An investment in any of our Funds, as with any mutual fund, includes risks that vary depending upon the Fund's investment objectives and policies. There is no assurance that the investment objective of any Fund will be achieved. A Fund's return and net asset value will fluctuate, although Selected Daily Government seeks to maintain a net asset value of $1.00 per share.

                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
Sales Load on Purchases................................................  None
Redemption Fee.........................................................  None*
Sales Load on Reinvested Dividends.....................................  None
Exchange Fee...........................................................  None
Deferred Sales Load....................................................  None

*   A service fee of $5 is charged for each wire redemption.

         Annual fund operating expenses after any expense reimbursements, as a percentage of average net assets:

                                           SELECTED   SELECTED  SELECTED GOV'T  SELECTED DAILY
                                           AMERICAN    SPECIAL     INCOME***      GOVERNMENT
                                           --------    -------     ---------      ----------
Management fees ....................         0.59%      0.69%        0.50%          0.30%
12b1 Fees** ........................         0.25%      0.25%        0.25%          0.25%
Other Expenses .....................         0.12%      0.34%        0.75%          0.15%
                                             ----       ----         ----           ----
Total Operating Expenses ...........         0.96%      1.28%        1.50%          0.70%
                                             ----       ----         ----           ----

--------------
** The effect of a 12b1 plan is that longterm shareholders may pay more than the economic equivalent of the maximum frontend sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.

***   After contractual expense reimbursements.

         The Manager agreed to absorb certain expenses for Selected Government Income as reflected above. If the Manager had not done so, "Other Expenses" for Selected Government Income in the table above would be 0.85%, and "Total Operating Expenses" would be 1.60%. Please see "Manager, SubAdvisers and Distributor" and the Statements of Additional Information for more information on fees.

         We can illustrate these expenses with the examples below. You would pay the following expenses on a $1,000 investment (assuming a 5% annual return and redemption at the end of each period):

                                   SELECTED    SELECTED  SELECTED GOV'T   SELECTED DAILY
                                   AMERICAN     SPECIAL    INCOME***        GOVERNMENT
                                   --------     -------    ---------        ----------
One Year ...................         $ 10         $ 13         $ 15            $  7
Three Years ................         $ 31         $ 41         $ 47            $ 22
Five Years .................         $ 53         $ 70         $ 82            $ 39
Ten Years ..................         $118         $155         $179            $ 87

         The tables are here to help you understand the various expenses that you as an investor in a Fund will bear and are based on the Funds' expenses for the year ended December 31, 1997, which reflect expense reimbursements in respect to Selected Government Income as described above. The 5% rate used in the example is only for illustration and is not intended to be indicative of the future performance of the Funds, which may be more or less than the assumed rate. Actual expenses may be greater or lesser than those shown.

                              FINANCIAL HIGHLIGHTS

         The following tables provide you with information about the history of the Funds' shares, including periods prior to May 1, 1993 when Davis Selected Advisers, L.P. became the Funds' Manager. The tables present the financial highlights for a share outstanding throughout each respective period. Such tables are included as supplementary information to the Funds' financial statements which are included in the December 31, 1997 Annual Report to Shareholders which may be obtained by writing or calling the Fund. The Funds' 1997 financial statements including the financial highlights for each of the five years in the period ended December 31, 1997, have been audited by Tait, Weller & Baker serving as the Funds' independent certified public accountants, whose unqualified opinion thereon is contained in the Annual Report.

                               SELECTED AMERICAN

                                                   YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------
                                      1997        1996      1995      1994     1993(2)
                                      ----        ----      ----      ----     ------
Net Asset Value,
   Beginning of Period ........      $21.53      $17.68    $13.09    $14.59    $17.13
                                     ------      ------    ------    ------    ------
INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income ......        0.16        0.18      0.22      0.20      0.24
   Net Gains or Losses on
     Securities (both realized
     and unrealized)...........        7.72        5.15      4.74     (0.66)     0.70
                                     ------      ------    ------    ------    ------
     Total From Investment
       Operations
                                       7.88        5.33      4.96     (0.46)     0.94
                                     ------      ------    ------    ------    ------
LESS DISTRIBUTIONS

   Dividends (from net
      investment income.......        (0.17)      (0.17)    (0.22)    (0.20)    (0.24)
   Distributions (from
      capital gains)..........        (2.05)      (1.31)    (0.15)    (0.83)    (3.24)
   Distributions in Excess
      of Net Investment
      Income...................       (0.01)        -         -       (0.01)      -
                                     ------      ------    ------    ------    ------
      Total Distributions......       (2.23)      (1.48)    (0.37)    (1.04)    (3.48)
                                     ------      ------    ------    ------    ------
Net Asset Value, End
   of Period...................      $27.18      $21.53    $17.68    $13.09    $14.59
                                     ======      ======    ======    ======    ======

TOTAL RETURN ..................       37.25%      30.74%    38.09%    (3.20)%    5.42%

RATIOS/SUPPLEMENTAL DATA
------------------------

   Net Assets, End of
     Period (000 omitted).....   $2,221,655  $1,376,466  $925,512  $529,404  $451,392
   Ratio of Expenses to
     Average Net Assets........         .96%       1.03%     1.09%    1.26%      1.01%(1)
   Ratio of Net Income to
     Average Net Assets........         .62%        .87%     1.42%    1.42%      1.37%
   Portfolio Turnover
     Rate......................          26%         29%       27%      23%        79%
   Average Commission
     Rate Per Share............      $.0600      $.0580       -        -          -

                         [TABLE RESTUBBED FROM ABOVE]

                                                 YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------
                                    1992       1991       1990       1989      1988
                                    ----       ----       ----       ----      ----
Net Asset Value,
   Beginning of Period ........    $18.43     $12.79     $13.81     $13.67    $11.43
                                   ------     ------     ------     ------    ------
INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income ......      0.19       0.23       0.26       0.48      0.26
   Net Gains or Losses on
     Securities (both realized
     and unrealized)...........      0.89       5.65      (0.81)      2.21      2.24
                                   ------     ------     ------     ------    ------
     Total From Investment
       Operations
                                     1.08       5.88      (0.55)      2.69      2.50
                                   ------     ------     ------     ------    ------
LESS DISTRIBUTIONS

   Dividends (from net
      investment income.......      (0.19)     (0.23)     (0.35)     (0.45)    (0.26)
   Distributions (from
      capital gains)..........      (2.19)       -        (0.04)     (2.10)      -
   Distributions in Excess
      of Net Investment
      Income...................       -        (0.01)     (0.08)       -         -
                                   ------     ------     ------     ------    ------
      Total Distributions......     (2.38)     (0.24)     (0.47)     (2.55)    (0.26)
                                   ------     ------     ------     ------    ------
Net Asset Value, End
   of Period...................    $17.13     $18.43     $12.79     $13.81    $13.67
                                   ======     ======     ======     ======    ======

TOTAL RETURN ..................      5.78%     46.37%     (3.90)%    20.08%    21.95%

RATIOS/SUPPLEMENTAL DATA
------------------------

   Net Assets, End of
     Period (000 omitted).....   $580,889   $711,905   $400,597   $360,366  $284,719
   Ratio of Expenses to
     Average Net Assets........      1.17%      1.19%      1.35%      1.08%     1.11%
   Ratio of Net Income to
     Average Net Assets........       .95%      1.41%      2.04%      3.06%     2.07%
   Portfolio Turnover
     Rate......................        50%        21%        48%        46%       35%
   Average Commission
     Rate Per Share............       -          -          -          -         -

(1) Had the former manager not absorbed certain expenses, the ratio of expenses for the year ended December 31, 1993 would have been 1.22%.

(2) Effective May 1, 1993, Davis Selected Advisers, L.P. became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.

                                SELECTED SPECIAL

                                                         YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------------
                                             1997        1996        1995    1994 (2,3)   1993(3)
                                             ----        ----        ----    ---- ----    ------
Net Asset Value, Beginning of
   Period.............................      $10.89      $10.80      $9.02      $10.20     $10.40
                                            ------      ------      -----      ------     ------
INCOME FROM INVESTMENT OPERATIONS

   Net Investment
      Income..........................       (0.07)        -          -         (0.03)       -
   Net Gains or Losses
      on Securities (both realized
      and unrealized).................        2.83        1.27       3.04       (0.22)      1.10
                                            ------      ------      -----      ------     ------
      Total From Investment
           Operations.................        2.76        1.27       3.04       (0.25)      1.10
                                            ------      ------      -----      ------     ------
LESS DISTRIBUTIONS

   Dividends (from net
      investment income)..............         -           -          -           -          -
   Distributions (from
      capital gains)..................       (0.62)      (1.18)     (1.26)      (0.93)     (1.30)
                                            ------      ------      -----      ------     ------
         Total Distributions..........       (0.62)      (1.18)     (1.26)      (0.93)     (1.30)
                                            ------      ------      -----      ------     ------
Net Asset Value, End
   of Period..........................     $ 13.03     $ 10.89     $10.80       $9.02   $  10.20
                                           =======     =======     ======       =====   ========
TOTAL RETURN .........................       26.91%      11.86%     34.24%      (2.56)%    10.81%

RATIOS/SUPPLEMENTAL DATA

   Net Assets, End of
      Period (000 omitted).............    $74,930     $62,435    $58,975     $47,275    $53,257
   Ratio of Expenses to
      Average Net Assets...............       1.28%       1.33%      1.48%       1.41%      1.24%(1)
   Ratio of Net Income to
       Average Net Assets..............       (.60)%      (.66)%     (.58)%      (.27)%     (.07)%

   Portfolio Turnover
      Rate............................          51%         98%       127%         99%       100%

   Average Commission
      Rate Per Share..................      $.0600      $.0600         -           -          -

                         [TABLE RESTUBBED FROM ABOVE]

                                                         YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------
                                           1992(3)    1991(3)    1990(3)     19893     1988(3)
                                           ------     ------     ------      -----     ------
Net Asset Value, Beginning of
   Period.............................     $10.16      $9.04      $9.95      $8.52      $7.96
                                           ------      -----      -----      -----      -----
INCOME FROM INVESTMENT OPERATIONS

   Net Investment
      Income..........................       0.07       0.12       0.17       0.21       0.10
   Net Gains or Losses
      on Securities (both realized
      and unrealized).................       0.78       2.11      (0.85)      2.23       1.44
                                           ------      -----      -----      -----      -----
      Total From Investment
           Operations.................       0.85       2.23      (0.68)      2.44       1.54
                                           ------      -----      -----      -----      -----
LESS DISTRIBUTIONS

   Dividends (from net
      investment income)..............      (0.07)     (0.13)     (0.20)     (0.18)     (0.10)
   Distributions (from
      capital gains)..................      (0.54)     (0.98)     (0.03)     (0.83)     (0.88)
                                           ------      -----      -----      -----      -----
         Total Distributions..........      (0.61)     (1.11)     (0.23)     (1.01)     (0.98)
                                           ------      -----      -----      -----      -----
Net Asset Value, End
   of Period..........................    $ 10.40    $ 10.16      $9.04      $9.95      $8.52
                                          =======    =======      =====      =====      =====
TOTAL RETURN .........................       8.43%     25.53%     (6.87)%    28.91%     19.51%

RATIOS/SUPPLEMENTAL DATA

   Net Assets, End of
      Period (000 omitted).............   $57,605    $60,216    $50,474    $49,887    $34,903
   Ratio of Expenses to
      Average Net Assets...............      1.41%(1)   1.39%      1.41%      1.22%      1.24%
   Ratio of Net Income to
       Average Net Assets..............       .56%      1.11%      1.81%      2.11%      1.09%

   Portfolio Turnover
      Rate............................         41%        74%        87%        45%        71%

   Average Commission
      Rate Per Share..................         -          -          -          -          -

1 Had the Manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1994 and 1993 would have been 1.62% and 1.51%, respectively. Had the former manager not absorbed certain expenses, the ratio of expenses for the year ended December 31, 1992 would have been 1.47%.

2 Effective May 1, 1993, Davis Selected Advisers, L.P. became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.

3 Per share data has been restated to give effect to a 2 for 1 stock split to shareholders of record as of the close of January 4, 1994.

                           SELECTED GOVERNMENT INCOME

                                                      YEAR ENDED DECEMBER 31,
                                        -----------------------------------------------------
                                         1997       1996        1995        1994      1993(2)
                                         ----       ----        ----        ----      ------
Net Asset Value, Beginning of
   Period ..........................    $8.90      $9.20       $8.45       $9.20       $9.31
                                        -----      -----       -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS

   Net Investment
      Income .......................      .51        .53         .54         .50         .56
   Net Gains or Losses
      on Securities (both realized
      and unrealized)...............      .11       (.28)        .78        (.75)        .21
                                        -----      -----       -----       -----       -----
      Total From Investment
         Operations.................      .62        .25        1.32        (.25)        .77
                                        -----      -----       -----       -----       -----
LESS DISTRIBUTIONS

   Dividends (from net
      investment
      income).......................     (.51)      (.53)       (.54)       (.50)       (.56)
   Distributions (from
      capital gains)................      -         (.02)       (.03)         -         (.32)
   Distributions in Excess of Net
       Investment Income............      -           -           -           -           -
                                        -----      -----       -----       -----       -----
        Total Distributions.........     (.51)      (.55)       (.57)       (.50)       (.88)
                                        -----      -----       -----       -----       -----
Net Asset Value, End
   of Period........................    $9.01      $8.90       $9.20       $8.45       $9.20
                                        =====      =====       =====       =====       =====
TOTAL RETURN .......................     7.32%      2.85%      15.97%      (2.71)%      7.99%

RATIOS/SUPPLEMENTAL DATA
   Net Assets,  End of
      Period (000
      omitted)......................   $5,962     $6,934      $7,811     $10,263     $10,336
   Ratio of Expenses to
      Average Net Assets............     1.5%       1.44%(1)    1.44%(1)    1.42%(1)    1.34%(1)
   Ratio of Net Income to
       Average Net Assets...........     5.79%      5.96%       6.09%       5.70%       5.85%
   Portfolio Turnover
      Rate..........................       16%        26%         76%         65%         29%

                         [TABLE RESTUBBED FROM ABOVE]



                                                      YEAR ENDED DECEMBER 31,
                                        -----------------------------------------------------
                                         1992          1991       1990      1989        1988
                                         ----          ----       ----      ----        ----
Net Asset Value, Beginning of
   Period ..........................     $9.70        $9.22      $9.20      $9.34      $10.01
                                         -----        -----      -----      -----      ------
INCOME FROM INVESTMENT OPERATIONS

   Net Investment
      Income .......................       .61          .60        .63        .64         .63
   Net Gains or Losses
      on Securities (both realized
      and unrealized)...............      (.13)         .58        .11        .21        (.32)
                                         -----        -----      -----      -----      ------
      Total From Investment
         Operations.................       .48         1.18        .74        .85         .31
                                         -----        -----      -----      -----      ------
LESS DISTRIBUTIONS

   Dividends (from net
      investment
      income).......................      (.61)        (.60)      (.63)      (.64)       (.63)
   Distributions (from
      capital gains)................      (.26)          -          -          -           -
   Distributions in Excess of Net
       Investment Income............        -         (.10)       (.09)      (.35)       (.35)
                                         -----        -----      -----      -----      ------
        Total Distributions.........      (.87)       (.70)       (.72)      (.99)       (.98)
                                         -----        -----      -----      -----      ------
Net Asset Value, End
   of Period........................     $9.31       $9.70       $9.22      $9.20       $9.34
                                         =====       =====       =====      =====       =====
TOTAL RETURN .......................      5.11%      13.46%       8.53%      8.47%       2.94%

RATIOS/SUPPLEMENTAL DATA
   Net Assets,  End of
      Period (000
      omitted)......................   $13,945     $22,019     $21,153    $27,594     $14,611
   Ratio of Expenses to
      Average Net Assets............      1.44%(1)    1.41%       1.44%      1.50%(1)    1.50%(1)
   Ratio of Net Income to
       Average Net Assets...........      6.26%       6.51%       6.95%      6.70%       6.30%
   Portfolio Turnover
      Rate..........................        53%         36%         29%        75%         76%

1 Had the Manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1997, 1996, 1995, 1994 and 1993 would have been 1.60%, 1.67%, 1.58%, 1.69% and 1.88%, respectively. Had the former manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1992, 1989 and 1988 would have been 1.72%, 1.59% and 1.63%, respectively.

2 Effective May 1, 1993, Davis Selected Advisers, L.P. became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.

                           SELECTED DAILY GOVERNMENT

                                                    YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------
                                    1997          1996        1995        1994       1993(2)
                                    ----          ----        ----        ----       ------
Net Asset Value,
    Beginning of Period....        $1.000        $1.000      $1.000      $1.000      $1.000
                                   ------        ------      ------      ------      ------
INCOME FROM INVESTMENT
OPERATIONS

   Net Investment
      Income ..............          .048          .046        .051        .034        .023

LESS DISTRIBUTIONS

   Dividends (from net
      investment
      income)..............         (.048)        (.046)      (.051)      (.034)      (.023)
                                   ------        ------      ------      ------      ------
Net Asset Value, End
   of Period...............        $1.000        $1.000      $1.000      $1.000      $1.000
                                   ======        ======      ======      ======      ======
TOTAL RETURN ..............          4.91%         4.70%       5.23%       3.51%       2.34%

RATIOS/SUPPLEMENTAL DATA

   Net Assets,  End of
      Period (000
      omitted).............      $117,471      $112,674    $184,603    $121,886      $8,732
   Ratio of Expenses to
      Average Net..........           .70%          .75%        .75%(1)     .75%(1)     .75%(1)
   Ratio of Net Income
       Net Assets .........          4.80%         4.62%       5.13%       3.44%       2.31%

                         [TABLE RESTUBBED FROM ABOVE]

                                                                                  MAY 9, 1988
                                                                                 (COMMENCEMENT
                                                                                 OF OPERATIONS)
                                                                                    THROUGH
                                           YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                   ------------------------------------------------------------
                                   1992         1991        1990         1989         1988
                                   ----         ----        ----         ----         ----
Net Asset Value,
    Beginning of Period....       $1.000       $1.000      $1.000        $1.000      $1.000
                                  ------       ------      ------        ------      ------
INCOME FROM INVESTMENT
OPERATIONS

   Net Investment
      Income ..............         .030         .054        .074          .083        .051

LESS DISTRIBUTIONS

   Dividends (from net
      investment
      income)..............        (.030)       (.054)      (.074)        (.083)      (.051)
                                  ------       ------      ------        ------      ------
Net Asset Value, End
   of Period...............       $1.000       $1.000      $1.000        $1.000      $1.000
                                  ======       ======      ======        ======      ======
TOTAL RETURN ..............         3.07%        5.51%       7.66%         8.63%       8.17%

RATIOS/SUPPLEMENTAL DATA

   Net Assets,  End of
      Period (000
      omitted).............       $6,626      $30,706     $174,914     $100,517     $53,173
   Ratio of Expenses to
      Average Net..........          .75%(1)      .68%         .63%         .74%        .70%(1)
   Ratio of Net Income
       Net Assets .........         3.02%        5.37%        7.39%        8.28%       7.86%

1 Had the Manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1995, 1994 and 1993 would have been 0.78%, 1.07% and 2.29%, respectively. Had the former manager not absorbed certain expenses, the ratio of expenses for the year ended December 31, 1992 would have been 1.23% and for the period May 9, 1988 through December 31, 1988 would have been 0.78% (annualized).

2 Effective May 1, 1993, Davis Selected Advisers, L.P. became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.

                             INVESTMENT OBJECTIVES

         You probably have a variety of goals you want to reach, and these goals will likely change over time. For that reason we offer a variety of Funds with different objectives. In this way, you can balance your mix of investments within one family of Funds. Of course, no mutual fund offered by us, or by anyone else, can guarantee that its objective will be met or that you will reach all of your goals.

STOCKORIENTED FUNDS
    SELECTED AMERICAN  A GROWTH AND INCOME FUND

         Selected American seeks to provide its shareholders with both capital growth and income. It invests primarily in common stocks and other equity securities (including securities convertible into equity securities). The Fund will normally invest at least 65% of its total assets in securities of U.S. companies. The Fund diversifies its holdings among many companies and industries, and although not required to do so, usually emphasizes "blue chip" firms (companies that have market capitalizations of more than $1 billion and long records of earnings growth and dividends). The Fund may also invest in fixedincome securities for income or as a defensive strategy when the Manager believes that existing economic or market conditions dictate such strategies. Increases in interest rates tend to reduce the market value of fixedincome securities and declines in interest rates tend to increase their value.

         The Fund may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

         The Fund may invest in high yield, high risk debt securities (including convertible securities) rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services ("Moody's") or unrated securities deemed by the Manager to be of an equivalent rating. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and are considered speculative. The Fund does not intend to purchase securities rated BB or Ba or lower if after such purchase more than 30% of the Fund's net assets would be invested in such securities (including downgraded securities). As of December 31, 1997, none of the Fund's net assets were invested in high yield high risk securities. See the Statement of Additional Information for more information regarding such investments.

         There is no other limitation on the percentage of assets that may be invested in any particular type of security. Since Selected American invests in common stocks and other securities that fluctuate in value, the price of its shares will fluctuate.

SELECTED SPECIAL  A GROWTH FUND

         Selected Special seeks to provide capital growth. The Fund invests in companies which the SubAdviser believes have capital growth potential because of factors such as rapid growth of demand within their existing markets, expansion into new markets, new products and opportunities for improving returns on sales and investments.

         The Fund invests primarily in common stocks and other equity securities (including convertible securities). Normally at least 65% of its total assets are invested in equity securities. Investment income is only incidental. The Fund invests primarily in securities of domestic companies. However, the Fund may invest in the securities of foreign companies directly or through registered closedend investment companies that invest primarily in foreign securities. An investment company invests primarily in foreign securities if normally more than 50% of such company's assets are invested in foreign securities. No such investment in other investment companies may be made if it would cause more than 10% of Selected Special's total assets to be invested in such companies. Such other investment companies usually have their own expenses including management costs or fees and the Fund's Manager earns its regular fee on such assets.

         Generally, the Fund's holdings in equity securities are diversified in a variety of industries and with companies of varying sizes, although the investment emphasis is on companies with small and medium market capitalizations (approximating $1 billion). The Fund may also invest in the same types of high yield, high risk convertible securities as Selected American; however, Selected Special will not invest in securities rated below investment grade if such investment would cause more than 5% of net assets to be so invested.

         The price of the Fund's shares fluctuates because the value of the securities in which the Fund invests also fluctuates. When the SubAdviser believes that economic or investment conditions indicate the need for a defensive strategy, the Fund may, to protect the interests of its shareholders, temporarily and without limitation, hold assets other than equity securities, including cash, U.S. Government Securities and other liquid highgrade debt securities.

BOTH STOCK ORIENTED FUNDS

         Both Selected American and Selected Special may invest in foreign securities. Selected American will not make such an investment if it would cause more than 35% of its total assets to be invested in foreign securities. Selected Special does not currently have any investment restriction relative to foreign securities. However, Selected Special's SubAdviser intends to limit investments in foreign securities to 25% or less of the Fund's total assets. As of December 31, 1997, Selected Special Shares did not have any investments in foreign securities. Selected American Shares had 0.24% of net assets invested in foreign securities.

         The Funds will generally invest in securities of foreign companies directly through trades of individual securities on recognized exchanges and developed overthecounter markets and through American Depository Receipts ("ADRs") covering such securities. In addition, Selected Special may invest in foreign securities indirectly through registered closedend investment companies primarily investing in foreign securities.

         Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There generally is less publicly available information about foreign securities and securities markets, and there may be less governmental regulation and supervision of foreign issuers and securities markets. Foreign securities and markets are also affected by political and economic instabilities in such countries, and may be more volatile and less liquid than domestic securities and markets. The risks of investment may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant economic issues. When there are significant foreign investments, the operating expense ratio of a Fund may be higher than that of investment companies investing exclusively in U.S. securities, since the management, custodial and certain other expenses are expected to be higher.

         The Funds may lend securities to broker/dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Funds may earn interest on cash collateral or receive a fee from broker/dealers for lending its portfolio securities. The Funds will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily market-to market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Funds could experience delays and costs in recovering the securities loaned. Neither Fund may lend securities with an aggregate market value of more than 10% of each Fund's total assets.

         For income purposes (which is only incidental with respect to Selected Special) the Funds may write covered call options on portfolio securities. Selected American may not write covered call options if more than 20% of its net assets would be subject to covered call options. Selected Special may not write covered call options if more than 10% of its net assets would be subject to covered call options.

         The Funds may not invest in commodities or futures contracts. Until this restriction is changed by shareholder vote, the Funds will not enter into currency exchange contracts (agreements to buy or sell foreign currency transactions at a future date) or other hedging transactions designed to reduce overall investment risks, including the risks of currency fluctuation with respect to foreign investments. Such techniques depend upon a portfolio manager's ability to predict future foreign currency values, interest rates and other relevant investment measures. The Manager and the SubAdviser believe that the use of such techniques, which are not assured to work, involves certain risks and costs. However, the failure to use such hedging procedures may result in greater volatility, particularly with respect to foreign currency fluctuations, than if such procedures were successfully employed. Nevertheless, to the extent that the Funds' foreign investments are globally diversified, fluctuations in one particular currency may be offset by fluctuations in other currencies in which the Funds' investments are denominated.

         Selected American and Selected Special do not usually trade actively for shortterm profits. However, when the investment manager believes that it would benefit the Funds, shortterm profits may be taken.

SELECTED GOVERNMENT INCOME

         The investment objective of Selected Government Income is to obtain current income consistent with preservation of capital by investing primarily in U.S. Government Securities. A shareholder's investment in the Fund is not insured or guaranteed by the U.S. Government, its agencies or instrumentalities. The net asset value of the Fund will fluctuate. A material factor in such fluctuations is the fact that increases in interest rates tend to reduce the market value of U.S. Government Securities owned by the Fund and declines in interest rates tend to increase their value.

INVESTMENTS

         The Fund invests primarily in U.S. Government Securities, without limitation on their maturities, and repurchase agreements secured by U.S. Government Securities. Under normal market circumstances, at least 65% of the Fund's total assets will be invested in U.S. Government Securities or repurchase agreements related thereto.

         Some U.S. Government Securities are supported by the full faith and credit of the United States, such as Government National Mortgage Association ("GNMA") Certificates and obligations of the Farmers Home Administration and the ExportImport Bank. Others are supported solely by the credit of the issuing agency or instrumentality with limited rights to borrow from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). With respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide financial support to such agencies or instrumentalities. The government guarantee of the securities owned by the Fund does not guarantee the yield to the Fund, the market value of the securities owned by the Fund or the net asset value of the Fund's shares.

         The Fund may purchase collateralized mortgage obligations ("CMOs"), including residual interests. A CMO is a debt security issued by a trust, corporation or a U.S. Government instrumentality that is backed ("collateralized") by a portfolio of mortgages, mortgagebacked securities or U.S. Government Securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of securities or mortgages. The Fund may invest only in CMOs issued by FHLMC, FNMA, or GNMA and privatelyissued CMOs that are (i) fully collateralized by mortgagebacked securities issued by GNMA, FNMA or FHLMC and (ii) rated AAA by S&P or Aaa by Moody's or are unrated but in the opinion of the Manager, are of comparable quality. "Fully collateralized" means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate scenario. CMOs issued by FHLMC, FNMA and GNMA are considered U.S. Government Securities for purposes of the above described 65% test; privately issued CMOs are not.

         In the case of CMOs, payments of principal and interest on the underlying collateral securities are not passed through directly and equally to all the holders of the collateralized obligations. Collateralized obligations are often issued in two or more classes with varying maturities and stated rates of interest. The payments are directed to different classes of the CMO at unequal rates. This results in varying maturities among the classes. This also may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments (sometimes called "interest only" and "principal only" securities). Such "stripped" CMOs are currently considered by the staff of the Securities and Exchange Commission to constitute illiquid securities and as such are to be included in the calculation of the Fund's 10% limitation on illiquid securities. See "All Funds Restricted or Illiquid Securities."

         Mortgage prepayments at rates which are more rapid than those rates projected at the time mortgage related U.S. Government Securities are purchased at a premium can be expected to result in a decline in the value of mortgage related securities because prepayments reduce the yield to maturity on such securities. Conversely, the value of mortgage related securities purchased at a discount can be expected to increase under the same circumstances. Prepayments typically increase during periods of rapidly declining interest rates.

         Investment in such securities could also subject the Fund to "maturity extension risk" which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered a short or intermediateterm security at the time of purchase into a long term security. Longterm securities generally fluctuate more widely in response to changes in interest rates than short or intermediateterm.

         Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain varying degrees of predictability of maturity as opposed to direct investments in mortgagebacked securities. With respect to the interest only securities and the principal only securities, an investor has the option to select from the pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

         The Fund may invest in FHLMC, FNMA and GNMA certificates, which are mortgagebacked securities representing part ownership in a pool of mortgage loans. These mortgages are assembled by financial institutions and, after being approved by the government agency, are guaranteed by that agency and some are backed by the full faith and credit of the U.S. Government. These certificates are called "passthrough" securities, because both interest and principal payments are passed through to the holder. As with CMOs, the Fund's ability to maintain a portfolio of highyielding securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the mortgages. These securities may also be subject to maturity extension risk, described above.

INVESTMENT POLICIES

         Selected Government Income is managed with a view to obtaining current income while seeking to preserve capital. Consistent with its investment objective and policies, the Fund may invest in the full range of maturities of U.S. Government Securities. The Manager may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns and market risk. Thus, at various times the average maturity of the portfolio may be relatively short (from one year to five years, for example) and at other times may be relatively long (over 10 years, for example). Fluctuations in portfolio values and therefore fluctuations in the net asset value of the Fund's shares are more likely to be greater when the portfolio average maturity is longer. At times, for defensive purposes, the portfolio may be comprised substantially of securities maturing in one year or less.

         The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or yield differentials or to preserve gains or limit losses due to changing economic conditions. This may cause the Fund to incur a relatively high annual rate of portfolio turnover in some years. However, there are usually no brokerage commissions paid in connection with transactions in U.S. Government Securities.

         The Fund may from time to time make commitments to purchase securities on a "whenissued" or delayed delivery basis; that is, delivery and payment for the securities normally takes place in the future. The Fund will not invest in excess of 50% of its assets, determined at the time of investment, in "whenissued" securities. Sometimes the purchase price of the securities is not fixed until the date such securities are issued. The securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place. The Fund intends to make commitments to purchase securities with the intention of actually acquiring such securities, but it may sell the securities before the settlement date if it is advisable or necessary as a matter of investment strategy. At the time the Fund first makes a commitment to purchase a security, it will record the transaction and reflect the value of the obligation in determining its net asset value. The Custodian will maintain on a daily basis a separate Fund account consisting of cash, U.S. Government Securities or other high grade debt securities with a value at least equal to the amount of the commitments to purchase "whenissued" securities. When payment is made for "whenissued" securities, the Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, sale of the "whenissued" securities themselves (which may have a market value greater or lesser than the Fund's obligation). If the Fund chooses to dispose of the right to acquire a "whenissued" security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

SELECTED DAILY GOVERNMENT  A U.S. GOVERNMENT MONEY MARKET FUND

         Selected Daily Government seeks to provide as high a level of current income as possible from the type of shortterm investments (i.e., with maturities of one year or less) in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity. Although there can be no guarantee, Selected Daily Government seeks to maintain a share price of $1.00 per share and has done so since inception.

         Selected Daily Government may invest in U.S. Government Securities and repurchase agreements fully collateralized by such securities. See "Selected Government IncomeInvestments" for a more detailed description of U.S. Government Securities.

         Selected Daily Government may invest in securities that have interest rates that are adjusted periodically or that float continuously in relation to an index such as the prime rate ("variable or floating rate securities"), and in participation interests of such securities. The value of such securities may change when interest rates change, although the variable or floating rate nature of these securities should reduce the degree of fluctuation in the value of portfolio investments.

         Selected Daily Government limits its investments to securities that meet the quality and diversification requirements of Rule 2a7 under the Investment Company Act of 1940. See "Determining the Price of Shares Net Asset Value" for more information. For more information on Selected Daily Government's investments, please see the Statement of Additional Information.

ALL FUNDS

         BORROWING. The Funds may borrow money from banks for temporary or emergency purposes in an amount not exceeding 10% of the value of a Fund's total assets, and may pledge an amount not exceeding 15% of total assets to secure such borrowing. No Fund will purchase portfolio securities while any outstanding borrowing exceeds 5% of such Fund's total assets.

         INDUSTRY CONCENTRATION. No Fund will make any investment (other than U.S. Government Securities) which would cause 25% or more of its total assets to be invested in any one industry.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally do not enter into repurchase agreements maturing in more than seven days, and may make repurchase agreement transactions through a joint account with other funds managed by the Manager. A repurchase agreement involves a sale of securities to the Funds, with the concurrent agreement of the seller (a member bank of the Federal Reserve System, or securities dealer, which the Manager or SubAdviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreedupon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the collateral during the period while the Funds seek to enforce their rights, possible loss of all or a part of the income during such period and expenses of enforcing their rights.

         RESTRICTED OR ILLIQUID SECURITIES. The Funds may invest in restricted securities, i.e. securities which, if sold, would cause the Funds to be deemed "underwriters" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. No investment will be made in illiquid securities (which may include restricted securities that are illiquid) if such investment would cause more than 15% of the net assets of Selected American or Selected Special or more than 10% of the net assets of Selected Government Income or Selected Daily Government, to be so invested. In the event that market fluctuations cause a Fund to be invested in illiquid securities exceeding 15% of net assets, steps will be taken as soon as practicable to reduce the amount of illiquid securities held by such Fund.

         The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Manager or SubAdviser will consider whether Rule 144A Securities being purchased or held by a Fund are illiquid and thus subject to that Fund's policies limiting investments in illiquid securities. In making this determination, the Manager or SubAdviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Manager or SubAdviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund's holding of illiquid securities will be reviewed to determine what, if any, action is appropriate in light of the policy limiting investments in such securities. There is no limitation on the percentage of a Fund's assets that can be invested in liquid Rule 144A Securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         PORTFOLIO TRANSACTIONS. Subject to an overall policy to place portfolio transactions as efficiently as possible and at favorable prices, research services and sales of Fund shares may be considered as factors in placing portfolio transactions for a Fund. Usually the portfolio transactions of Selected Government Income and Selected Daily Government are principal transactions without brokerage commissions, although a profit or loss to a dealer may be incurred. In principal transactions the sole consideration in determining the amount paid is efficient execution at a favorable price. The Adviser and Sub-Advisers are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. Due to differences in the investment objectives of the Funds, portfolio turnover rates may vary. At times it could be high, which, for Selected Special and Selected American, would require the payment of larger amounts in brokerage commissions. Each Fund's portfolio turnover rates are set forth in "Financial Highlights."

         FUNDAMENTAL POLICIES. The investment objectives of the Funds and the restrictions set forth in the Statements of Additional Information, including those set forth in respect to borrowing and diversification as discussed above, are fundamental policies. The policies with respect to permissible investments are fundamental policies of Selected Government Income and Selected Daily Government. All other investment objectives and policies of the Selected Funds are not fundamental and may be changed without shareholder approval.

         Any percentage restrictions set forth in this Prospectus or in the Statements of Additional Information, other than the restriction with respect to illiquid securities, apply as of the time of investment without regard to later increases or decreases in the values of securities or total net assets.

                      MANAGER, SUBADVISERS AND DISTRIBUTOR

         Davis Selected Advisers, L.P., whose principal office is at 124 E. Marcy Street, Santa Fe, New Mexico 87501, (the "Manager") serves as the manager for the Selected Funds. The sole general partner of the Manager is Venture Advisers, Inc. (the "General Partner"). Shelby M.C. Davis is the controlling shareholder of the General Partner. Subject to the direction and supervision of the Board of Directors/Trustees, the Manager is responsible for investment management and administration activities for the Selected Funds. Davis Distributors, LLC (the "Distributor") a subsidiary of the Manager, serves as the distributor or principal underwriter of the Funds' shares. As discussed below, the Manager has hired Bramwell Capital Management, Inc. as the SubAdviser for Selected Special. Davis Selected AdvisersNY, Inc. ("DSANY"), a whollyowned subsidiary of the Manager, performs research and other services for the Funds on behalf of the Manager under a subAdvisory Agreement with the Manager. This Agreement does not affect the services provided by Bramwell Capital Management. The Manager also acts as investment adviser of Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively the "Davis Funds"). The Distributor also serves as the principal underwriter for the Davis and Selected Funds.

         The Manager receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates: Selected American 0.65% on the first $500 million, 0.60% on the next $500 million, and 0.5% on amounts over $1 billion; Selected Special 0.70% on the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million and 0.60% on amounts over $250 million; Selected Government Income 0.50% on all amounts; Selected Daily Government 0.30% on all amounts. Under the SubAdvisory Agreement with DSANY, the Manager pays all of DSANY's direct and indirect costs of operations. All the fees paid to DSANY are paid by the Manager and not the Funds.

         The Manager has agreed to absorb Fund operating expenses during 1998 to the extent that the ratio of expenses to average net assets exceeds 1.50% for Selected Government Income.

         Bramwell Capital Management, Inc. (the "SubAdviser"), is the SubAdviser for Selected Special. The SubAdviser is employed by the Manager to manage the day to day investment operations for Selected Special subject to the Manager's responsibility to monitor the performance and effectiveness of the SubAdviser. Selected Special pays no fees directly to the SubAdviser. The SubAdviser receives from the Manager a fee in an amount equal to 50% of the advisory fees received by the Manager from Selected Special less 50% of any trail commissions paid to dealers by the Manager in excess of 0.25% of the Fund's net assets per annum, with a minimum annual fee of $150,000. The SubAdviser also provides investment advisory services to individuals and institutional investors as well as the Bramwell Funds, Inc. The SubAdviser's offices are located at 745 Fifth Avenue, New York, New York 10151. Elizabeth R. Bramwell is the controlling shareholder of the SubAdviser.

         The shares of the Selected Funds are distributed by the Distributor. The Distributor is paid a fee provided by Distribution Plans adopted and approved by the Funds' Boards and shareholders in accordance with Rule 12b1 under the Investment Company Act of 1940. This Rule regulates the manner in which a mutual fund may assume the costs of distributing and promoting the sale of its shares. The Distributor provides office space and equipment, personnel, literature distribution and advertising to promote the sale of the Funds' shares. Each Fund pays a monthly distribution fee at the annual rate of 0.25% of average daily net assets. In addition, the Plans provide that the Manager, in its sole discretion, may utilize its own resources for distributing and promoting sales of Fund shares, including any profits from its management fees.

         The Distributor has agreements with securities dealers for distributing shares of the Funds and providing services to shareholders. The Manager may pay such firms service fees of up to 0.55% of the average net asset value of the shares of Selected American and Selected Special and up to 0.25% of the average net asset value of the shares of Selected Government Income and Selected Daily Government in accounts for which representatives of the dealers are responsible and provide services.

         Shares of the Selected Funds may be sold through banks or bankaffiliated dealers. If it is determined that the GlassSteagall Act (which limits the ability of a bank to be an underwriter of securities) prohibits banks or bank affiliates from selling shares of the Funds, there would be no material adverse effects on the Funds. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Selected Funds.

                               PORTFOLIO MANAGERS

         Effective May 1, 1998, Christopher C. Davis is a co-portfolio manager for Selected American. He was portfolio manager of Selected American from February 19, 1997 through April 30, 1998. He was co-portfolio manager of Selected American, with Shelby M.C. Davis, from December, 1994 until February 19, 1997. Prior thereto, Christopher C. Davis worked closely with Shelby M.C. Davis as an assistant portfolio manager and research analyst beginning in September, 1989. Christopher C. Davis also co-manages other equity funds managed by the Adviser.

         Effective May 1, 1998, Kenneth Charles Feinberg is a co-portfolio manager for Selected American. He also co-manages other equity funds managed by the Adviser. He has been associated with the Adviser since December, 1994 as a research analyst. He previously served as Assistant Vice President of Investor Relations for the Continental Corporation from 1988 to 1994.

         Shelby M.C. Davis is Chief Investment Officer of the Manager. As Chief Investment Officer, he is active in providing investment themes, strategies and individual stock selection to Selected American. He was the primary portfolio manager for Selected American from May 1, 1993 until February 19, 1997. He is an officer of all investment companies managed by the Manager and was the portfolio manager of a growth fund from its inception in 1969 until February 19, 1997. He has been a director of the Manager's general partner since 1969.

         Elizabeth R. Bramwell is the primary portfolio manager of Selected Special. Since February, 1994, Ms. Bramwell has been the Chief Executive Officer and sole director of the SubAdviser. Prior to February, 1994, Ms. Bramwell was President, Chief Investment Officer, Portfolio Manager and a Trustee of The Gabelli Growth Fund from its inception, April 10, 1987.

         Carolyn H. Spolidoro is the primary portfolio manager of Selected Government Income and Selected Daily Government. She has been employed by the Adviser since August, 1985. She is a Vice President of the Manager's General Partner and Vice President of all of the investment companies managed by the Manager, except the Selected Funds. She is also portfolio manager of the Davis Series, Inc., Davis Government Bond Fund and Davis Government Money Market Fund.

                                 BUYING SHARES

         Shares of the Funds may be purchased through a securities dealer having a sales agreement with the Manager (a "Qualified Dealer") or directly from the Funds. No matter how you purchase your shares, you pay no sales load. You buy shares at the net asset value computed after receipt of your investment in proper form. This procedure is described below. Shares purchased through a Qualified Dealer may be subject to administrative charges or transaction fees imposed by the Dealer.

INITIAL INVESTMENT ($1,000 MINIMUM)

         You may make an initial investment in any of the Selected Funds for $1,000 or more.

         DIRECTLY BY WIRE. Opening an account directly by wire means that your money is invested earlier than if you mail a check and will go to work for you sooner.

         Shares may be purchased at any time by wiring federal funds directly to State Street. Prior to an initial investment by wire, the shareholder should telephone Davis Distributors, LLC at 1-800-243-1575 to advise them of the investment and class of shares and to obtain an account number and instructions. A completed Application Form should be mailed to State Street after the initial wire purchase. To assure proper credit, the wire instructions should be made as follows:

                         State Street Bank & Trust Co.
                                Boston, MA 02210
                           Attn: Mutual Fund Services
                                   Fund Name
                                Shareholder Name
                      Shareholder Selected Account Number
                        Federal Routing Number 011000028
                                 DDA 9905-325-8

         We accept wires at no charge. However, your bank may charge you for this service.

         DIRECTLY BY MAIL. All it takes to open an account is a check and the enclosed application. Once you've completed the application, mail it along with your check to:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                                 P.O. Box 8243
                             Boston, MA 02266-8243

                            For overnight delivery:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                           2 Heritage Drive 5th Floor
                             North Quincy, MA 02171

         Please make your check payable to the Selected Funds, and do not forget to indicate on the application the Fund(s) and amount(s) you are investing. An investment in Selected American, Selected Special or Selected Government Income will be effected at the next net asset value computed after your order is received in good form. Your investment in Selected Daily Government will be effected when your check is converted to federal funds (money credited to a financial institution's account at a Federal Reserve
Bank), which usually takes at least two business days.

SUBSEQUENT INVESTMENTS ($25 MINIMUM)

         DIRECTLY BY WIRE. Follow the instructions above for initial investments directly by wire. There is no need to call us first. Just contact your financial institution.

         DIRECTLY BY MAIL. To add to your account by mail, please send your check or money order with the detachable stub which you'll find at the bottom of your most recent account statement, or you may drop us a note that includes the registered account name, name of the Fund, account number, and amount you wish to invest. Please remember that purchases should be sent to:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                                 P.O. Box 8243
                             Boston, MA 02266-8243

                            For overnight delivery:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                           2 Heritage Drive 5th Floor
                             North Quincy, MA 02171

AUTOMATIC INVESTING THROUGH YOUR BANK

         Whether you purchase through a Qualified Dealer or directly, you may arrange for automatic monthly investing by authorizing State Street Bank & Trust Co. to initiate a debit to your bank account of a specific amount (minimum $25) each month to be used to purchase Fund shares. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived if, pursuant to the automatic investment plan, the account balance will meet the minimum investment requirements within twelve months of the initial investment. After each automatic investment, you will receive a transaction confirmation and the debit should be reflected on your next bank statement. You may terminate the plan at any time, and we may modify or terminate the plan at any time. If you desire to utilize this investment option, complete the Automatic Investment Plan portion of the Application form enclosed with this Prospectus.

PROTOTYPE RETIREMENT PLANS

         The Manager has available various types of prototype Individual Retirement Account ("IRA") plans (deductible IRAs, non-deductible IRAs, including "Roth IRAs", and educational IRAs) and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Selected Funds as their investment vehicle. State Street acts as custodian or trustee for the plans and charges the participant $10 to establish each account and an annual maintenance fee of $10 per social security number. Such fees will be redeemed automatically at year end from your account, unless you elect to pay the fee directly.

GENERAL

         Selected American, Selected Special and Selected Government Income do not issue share certificates unless you specifically request one each time you make a purchase. We do not issue certificates for Selected Daily Government shares, for fractional shares, or to shareholders who have elected the Automatic Withdrawals plan. Also, shares represented by certificates may not be redeemed by wire or by telephone. See "Selling Shares" for information on how to sell shares.

         Because clearance of foreign checks generally takes longer than checks drawn on domestic banks, shares will not be purchased until the Funds have collected funds from checks drawn on foreign banks. Therefore, all purchases made by check should preferably be in U.S. dollars and made payable to the Selected Funds. Any fees involved in collecting on foreign checks will be charged to the shareholder. THIRD PARTY CHECKS WILL NOT BE ACCEPTED. When purchases are made by check or periodic automatic investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 business days.

                                 SELLING SHARES

         With any of our Funds, you can access all or part of your account by selling (redeeming) your shares through your securities dealer (who may charge you a fee for this service) or directly by using one of the methods described below. You can sell shares at the net asset value computed after receipt of your redemption request in proper form. Please refer to "Dividends" and "Determining the Price of Shares Net Asset Value" for information on dividends and redemptions and the price you will receive for your shares upon redemption.

         Redemptions are ordinarily paid to you in cash. However, the Funds' Boards of Directors are authorized to decide that conditions exist making cash payments undesirable, although the Boards have never reached such a decision. If the Boards should decide to make payment in other than cash, redemptions could be paid in securities, valued at the value used in computing a Fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. The Funds must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value, whichever is smaller, during any 90-day period for any one shareholder.

         To keep expenses low, we reserve the right to redeem any single Fund account that falls below $750. Because we value you as a shareholder, before your account is redeemed, you will be notified in writing and we will allow you 30 days to make additional share purchases to bring your account value up to the minimum level.

         You may not sell shares by wire or through the Automatic Withdrawals plan or write checks against a Selected Daily Government account until the shares have been on the Fund's books for at least 15 days, although there is no delay for selling shares which have been purchased by wire.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

         You can sell shares by wire or electronically through the Automated Clearing House system (ACH), if you have selected this option in your application, have named a commercial bank or savings institution and have attached a voided check or encoded deposit slip to which we can send your money. You will be charged a service fee of $5 for each wire redemption. There is a $25,000 maximum for all the Funds if you utilize ACH.

         Once you elect this redemption privilege, you or any other person can make a request to use this privilege by calling 1-800-243-1575. You may also use your privilege by mailing to the Funds a signed request that includes the Fund name, account number and amount you wish to have wired. The proceeds will be sent only to the financial institution you have designated on your application. You may terminate this redemption privilege by notifying us in writing. See "Please Note" following "By Telephone," as the conditions set forth in the note also apply to wire and ACH redemptions.

         Changes in your bank account ownership or bank account number (including the name of the financial institution) may be made by written notice to us with your signature and those of the new owner(s) signature guaranteed. See "By Mail" for signature guarantee instructions. Additional documents may be required when shares are held by a corporation, partnership, executor, administrator, trustee or guardian.

         Requests for wire redemptions are normally paid by the next business day. However, in the event that the Manager determines that such redemptions would adversely affect the Funds by requiring untimely disposition of portfolio securities, such payment may be delayed for up to seven calendar days.

AUTOMATIC WITHDRAWALS PLAN

         This Plan may be appropriate if you have special income needs or recurring major expenses and your account balance is $10,000 or more. Under the Automatic Withdrawals Plan, you may choose to have your shares redeemed from your account monthly, quarterly or semiannually and a check will be sent to you or to anyone you choose. Just let us know what the amount of the check should be, although there is a $25 minimum for the Plan. Withdrawals can also be processed electronically as described in the preceding section. Any income and capital gains dividends will be automatically reinvested in your account on the dividend reinvestment date. Shares are redeemed and checks are issued at the end of the month of the time period selected. Therefore, you should receive your check during the first week of the next month.

         As these withdrawals involve redemption of shares, they may result in a gain or loss for income tax purposes (although generally no gain or loss results from redemption of shares of Selected Daily Government). Purchases of Selected American, Selected Special or Selected Government Income shares at the same time you are selling shares may not be advantageous because of tax consequences. In addition, depending upon the size of the requested payment and fluctuations in the share price, you may exhaust your account.

BY TELEPHONE

         You can sell shares by calling 1-800-243-1575 (see "How to Reach Us") and receive a check by mail, but please keep in mind:

         The check can be issued only in amounts up to a maximum $25,000; The check can be issued only to the registered owner (who must be an individual); The check can be sent only to the address of record; and Your current address of record must have been on file for 30 days.

PLEASE NOTE:

         UNLESS YOU HAVE PROVIDED IN YOUR APPLICATION THAT THE TELEPHONE PRIVILEGE IS NOT TO BE AVAILABLE, THE TELEPHONE PRIVILEGE IS AUTOMATICALLY AVAILABLE FOR SELLING OR EXCHANGING SHARES. By exercising the telephone privilege to sell or exchange shares, you agree that the Fund will not be liable for following telephone instructions reasonably believed to be genuine. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may experience difficulty accepting telephone requests, in which case you should mail your redemption request. See "By Mail" below.

BY MAIL

         Simply send your written request to redeem your shares as follows:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                                 P.O. Box 8243
                             Boston, MA 02266-8243

                            For overnight delivery:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                           2 Heritage Drive 5th Floor
                             North Quincy, MA 02171

         This written request must: (1) be signed by all account owners exactly as the account is registered (both parties must sign in the case of joint accounts); (2) state the dollar amount or number of shares to be redeemed; and
(3) specify the Fund and account number from which shares are to be redeemed. Please remember that you cannot place any conditions on your request. If any share certificates were issued, they must also be returned duly endorsed or accompanied by a separate stock assignment. For your protection, you should send your share certificates by registered mail.

         If the redemption proceeds are $50,000 or less and are to be paid to an individual shareholder of record at the address of record, a signature guarantee is not required (unless there has been an address change within 30 days). All other redemption requests must have signatures guaranteed. Signatures may be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, a member firm of a national stock exchange, credit union or other eligible financial institution. An acknowledgment by a notary public is not acceptable. Certain shareholders, such as corporations, trusts and estates, may be required to submit additional documents.

         Normally, payment by check is made within seven days after the redemption request is received with all required documents in proper form. However, if you bought your shares by check, a Fund will delay sending redemption proceeds until it has determined that your check has cleared, which is generally within 15 days.

BY CHECK  SELECTED DAILY GOVERNMENT ONLY

         If you are a shareholder in Selected Daily Government, you can also redeem shares by check. If you choose this free check writing privilege in your account application (or request it later), you will be provided with a supply of checks. These checks will be imprinted with your name, the Fund name and your account number, and can be made payable to any person with a $100 minimum. You may not sell shares by writing checks against your Selected Daily Government account until the shares have been on the Fund's books for at least 15 days.

         When a check is presented for payment, a sufficient number of shares in your account will be redeemed to cover the amount of the redemption check. You will continue to earn dividends on these shares until the check clears. All checks must be signed exactly as the account is registered so that, unless only one signer is authorized on the account application, these redemption checks must be signed by all account owners. You should not write a check to close your account because the amount in your account varies daily (due to the daily declaration of dividends). If you wish to close your account, you should do so by the other redemption procedures described above.

         IRA or other retirement plan accounts and certain accounts established through brokers may not use the check redemption feature.

         The Fund will not honor checks when the right to redeem shares has been suspended or postponed, or whenever the account has been otherwise restricted.

PLEASE NOTE:

         The Funds reserve the right to terminate, suspend or modify the Automatic Withdrawals plan, checkwriting privilege or telephone redemption privilege. A Fund may suspend the right of redemption or delay payment (1) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) when trading in the markets that a Fund normally utilizes is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that the disposal of any of a Fund's investments or the determination of its net asset value is not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for protection of a Fund's shareholders. In case of suspension of the right of redemption, you may either withdraw your request for redemption or, if your request is not withdrawn, receive payment based on the next net asset value computed after termination of the suspension.

                               EXCHANGING SHARES

         You may exchange your shares in one Selected Fund for shares of another Selected Fund. Please remember that you cannot place any conditions on your request. Simply send us a written request that includes:

              Your name;
              Your account number;
              The name of the Fund you currently own; The name of the Fund you wish to exchange into; and The dollar amount or number of shares you wish to exchange.

         If you have any share certificates, you must include them with your request. A signature guarantee is not required except in cases where shares are also redeemed for cash at the same time. For certificate delivery and signature guarantee instructions, please see "Selling Shares By Mail."

         You may also make exchanges by calling 1-800-243-1575 (see "How to Reach Us"). Please remember that during unusual market conditions, we may experience difficulty accepting telephone requests, in which case you should mail your request. In addition, exchanges may also be made through securities dealers who may charge you a fee for effecting an exchange. See "Please Note" following "Selling SharesBy Telephone," as the conditions set forth in the note also apply to exchanges.

         An exchange of shares is considered a sale for federal income tax purposes. A shareholder may realize a gain or loss depending upon whether the value of the shares being exchanged is more or less than the adjusted cost basis. This is usually the case except when exchanging shares of Selected Daily Government for shares of another Selected Fund.

         Since excessive trading may hurt Fund performance, disrupt portfolio management and increase transaction costs, the Funds have decided to limit excessive exchange activity. EXCHANGES OUT OF A FUND ARE LIMITED TO FOUR PER CALENDAR YEAR. This exchange limitation may be terminated or amended at any time upon such notice as is required by applicable regulatory authorities.

         Exchanges are available only in states where shares of a particular Fund being acquired may legally be sold. The Funds reserve the right to suspend, terminate or modify the exchange privilege at any time, but will normally give you advance notice.

                                FUND PERFORMANCE

         The Funds may quote information from publications including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Barron's, Newsweek, Chicago Tribune, The New York Times, U.S. News and World Report, USA Today, Fortune, Investors Business Daily, Financial World, Smart Money, NoLoad Fund Investor and Kiplinger's and may cite information from Morningstar, Value Line or the Investment Company Institute. Selected American, Selected Special and Selected Government Income may compare their performance to the Consumer Price Index, Dow Jones Industrial Average, Standard & Poor's 500 Stock Index, the Russell 2,000 Index or Wilshire 5,000 and to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. or CDA Investment Technologies, Inc., two widely recognized independent mutual fund reporting services. We invite you to compare the performance of the Selected Funds to the historical returns of various investments, performance indexes or economic indicators such as stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Some of these investments may offer fixed rates of return and guaranteed principal and may be insured. For more information on the Funds' performance, and performance advertising see "Performance Data" in the Statements of Additional Information. Please remember that performance information is based upon historical results and is not necessarily indicative of future performance.

         The Funds' Annual Report contains additional performance information. Such Annual Report will be made available upon request and without charge.

STOCKORIENTED FUNDS

         We may advertise the performance of Selected American or Selected Special expressed in terms of "total return" or "average annual total return." Average annual total return (which is standardized in accordance with Securities and Exchange Commission regulations) and total return reflect the change in the value of an investment in a Fund over a stated period. Total return and average annual total return measure both the net investment income from, and any realized or unrealized appreciation of, a Fund's holdings for a stated time period and assume that all dividends were reinvested. The average annual total return calculation is annualized and is shown as a percentage change over the time period. Total return represents the aggregate percentage or dollar value change over the stated period. Performance data will generally be stated for one, five and ten year periods, but may also be quoted for other longer or shorter periods.

SELECTED GOVERNMENT INCOME

         In addition to advertising "total return" or "average annual total return" (see discussion under "Fund PerformanceStockOriented Funds"), we may also advertise Selected Government Income's "yield." "Yield" with respect to Selected Government Income refers to the net investment income generated by a hypothetical investment in the Fund during a thirty day or one month period. The income is then annualized by assuming the same income was generated each month for a twelve month period, and is shown as a percentage of the investment.

SELECTED DAILY GOVERNMENT

         We may, from time to time, advertise Selected Daily Government's "yield," and "compounded yield."

         "Yield" with respect to Selected Daily Government refers to the net investment income generated by a hypothetical investment in the Fund during a sevenday period. The income is then annualized by assuming the same income was generated each week during a 52week period, and is shown as a percentage of the investment. "Compounded yield" is determined similarly but, when annualized, the income earned by an investment is assumed to be compounded weekly. Compounded yield will be slightly higher than the yield because of the effects of compounding.

         The performance of Selected Daily Government may be compared to that of other money market mutual funds tracked by Lipper or rated by Donaghue's Money Fund Report, a money market fund reporting service. Investors may want to compare the Fund's performance to that of various bank products as reported by BANK RATE MONITOR -->, a financial reporting service that publishes each week average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts and certificates of deposit.

                DETERMINING THE PRICE OF SHARES NET ASSET VALUE

         The price you pay when you buy shares in a Fund and the price you receive if you redeem is the next net asset value computed after we receive your order to buy or redeem in proper form.

         NET ASSET VALUE. The net asset value per share of each Fund is determined daily by dividing the total value of investments and other assets, less any liabilities by the total outstanding shares. The net asset value of the Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern Time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with a Qualified Dealer (your broker-dealer or other financial institution), such Qualified Dealer must (i) receive your order before 4:00 p.m. Eastern time and
(ii) promptly transmit the order to State Street. The Qualified Dealer is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be that next determined following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

VALUATION OF PORTFOLIO SECURITIES

         Selected American, Selected Special and Selected Government Income each value their security holdings on the basis of market value. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or, in the absence of recorded sales, at the closing bid price on such exchange. Over-the-counter securities are valued at the closing bid price. Fixedincome securities may be based on prices provided by a pricing service. Debt securities maturing in 60 days or less are usually valued at amortized cost and longer term debt securities may be valued by an independent pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value as determined by or at the direction of the Board of Directors.

         Selected Daily Government investments are normally valued at amortized cost, which means that they are valued at acquisition cost (and adjusted for amortization of premium or discount) rather than current market value. This enables Selected Daily Government to maintain a stable net asset value or share price of $1.00, although there can be no assurance that a stable price of $1.00 will always be maintained.

         If a deviation of 1/2 of 1% or more were to occur between Selected Daily Government's net asset value per share calculated at current market values and amortized cost, or if there were any other deviations that the Board of Trustees believed would result in a material dilution to shareholders, the Board of Trustees would promptly consider what action, if any, should be taken. Please see "Net Asset Value" in the Statement of Additional Information for further discussion.

                                   DIVIDENDS

         To help keep your account growing, income and capital gains dividends from any Fund are automatically reinvested on the payment date for you as additional shares of that Fund, unless you request that dividends be paid by check. You may make such an election on your account application or make such a request later by writing to the Funds. Your request will be effective for the current dividend or distribution if it is received before the record date. Requests received after that time will be effective beginning with the next dividend or distribution.

         If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

STOCKORIENTED FUNDS

         Selected American pays any income dividends quarterly and any capital gains dividends at least annually. Selected Special pays any income and capital gains dividends at least annually.

SELECTED GOVERNMENT INCOME

         Net income dividends are accrued daily and paid monthly. Shares earn dividends as of the day after the effective purchase date up to, but not including, the date of redemption. Capital gains dividends, if any, are paid at least annually.

SELECTED DAILY GOVERNMENT

         Dividends from the net income of Selected Daily Government are accrued daily and paid monthly. Shares earn dividends as of the first business day after the effective purchase date up through the date of redemption.

ALL FUNDS

         As a protection, if two of your dividend checks are returned as undeliverable, those undelivered dividends will be invested in additional shares at the then current net asset value, and the account will be redesignated as a dividend reinvestment account.

                                     TAXES

         The Funds intend to continue qualifying as "regulated investment companies" under the Internal Revenue Code (the "Code"). The Funds distribute all of their taxable net income and net realized capital gains to shareholders so that the Funds themselves do not pay any income taxes. You should consult your tax adviser about the effects of federal, state and local tax laws on investments in the Funds.

         Distributions of net investment income from a Fund are taxable to shareholders as ordinary income. A portion of the income dividends received by the Funds from U.S. corporations may qualify for the "dividends received" deduction available to corporate shareholders. Distributions from net longterm capital gains are taxable as longterm capital gains regardless of how long Fund shares are owned. Distributions from net shortterm capital gains are taxable as ordinary income. Shareholders are informed annually of the amount and nature of any income or gain. Distributions are taxable whether received in cash or reinvested in additional shares.

         If for any reason you do not provide us with your correct Social Security or Tax I.D. number (or certify that you are not subject to backup withholding), we are required by the Code to withhold a portion of taxable dividends and proceeds of certain exchanges and redemptions.

         If a Fund distributes less than the amount it is required to distribute during any year, a 4% excise tax will be imposed on the undistributed amount. The Funds intend to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

                                RETIREMENT PLANS

         The Selected Funds offer prototype retirement plans (e.g. 401(k), profit sharing, money purchase, Simplified Employee Pension ("SEP") plans, model "SEP" plans, model 403(b) and 457 plans for charitable, educational and governmental entities) for corporations and self-employed individuals and prototype Individual Retirement Account ("IRA") plans and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Selected Funds as their investment vehicle. State Street acts as custodian or trustee for the plans and charges the participant $10 to establish each account and an annual maintenance fee of $10 per Social Security number. Such fees will be redeemed automatically at year end from your account, unless you elect to pay the fee directly.

         The Funds' custodian, State Street Bank and Trust Co., acts as the trustee or custodian under the IRA, SEP and 403(b) plans and may act as trustee or custodian under the other plans. For information, please call 1-800-243-1575, or write us at Selected Funds, P.O. Box 8243, Boston, MA 02266-8243.

         Please do not use the application included with this prospectus to open your retirement plan account. Instead, call 1-800-243-1575 for a retirement plan account application. Please consult your tax adviser to determine the effect of any of the plans on your financial picture.

                           ORGANIZATION OF THE FUNDS

STOCKORIENTED FUNDS

         Selected American, organized in 1933, and Selected Special, organized in 1939, are Maryland corporations and are both diversified, openend management investment companies. Selected American and Selected Special each issue one series of common stock. Shares when issued are fully paid, nonassessable, and freely transferable. Shares of each Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation.

SELECTED GOVERNMENT INCOME AND SELECTED DAILY GOVERNMENT

         Selected Government Income and Selected Daily Government are each separate series of Selected Capital Preservation Trust. The Trust is a diversified openend management investment company organized as a business trust under the laws of Ohio in 1987. Shares of the Trust when issued are fully paid, nonassessable and freely transferable.

         Shares of each series have equal voting rights with other shares of that series and each share is entitled to one vote at a shareholder meeting. On certain matters, such as election of the Board of Trustees and ratification of the selection of independent auditors, all series vote together. However, on certain matters affecting a particular series, such as changes in investment restrictions, the shares of that series vote separately.

ALL FUNDS

         The Funds do not have annual shareholder meetings but do have special shareholder meetings when the Boards believe it is necessary or when required by law. A Fund will have a special meeting when requested in writing by the holders of at least 10% of the shares entitled to vote at a meeting.

         In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may make each Fund liable for any misstatement or omission in this Prospectus regardless of the particular Fund to which it pertains.

                             DIRECTORS AND TRUSTEES

         The management and affairs of the Funds are under the direction and supervision of the Boards of Directors and Trustees.

         The following persons serve as Directors and Trustees of the Selected
Funds:

              William P. Barr               Katherine L. MacWilliams
              Floyd A. Brown                James J. McMonagle
              Andrew A. Davis               Richard C. O'Brien
              Christopher C. Davis          Larry Robinson
              Jerome E. Hass                Marsha Williams

         More information concerning the Directors and Trustees is contained in the Statements of Additional Information.

                                HOW TO REACH US

         You can have your questions answered about any of the Selected Funds or the status of your account simply by calling 1-800-243-1575 Monday through Friday from 7:00 a.m. to 4:00 p.m. Mountain time. The Funds are closed on days on which the New York Stock Exchange is closed. Whenever you want to contact us by mail, please write to us at:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                                 P.O. Box 8243
                             Boston, MA 02266-8243

                            For overnight delivery:

                         State Street Bank & Trust Co.
                               c/o Selected Funds
                           2 Heritage Drive 5th Floor
                             North Quincy, MA 02171

Selected Daily                    INFORMATION CONCERNING THE DRAFTS USED FOR
Government Check                  CHECK WRITING PRIVILEGE:
Writing Privilege:

[ ] If you wish to use this privilege please check the box to the left and complete the signature card below.

         1. Your Selected Daily Government Fund drafts are paid from an account at State Street Bank & Trust Company ("State Street").

         2. In connection with this account, you will have the same rights and duties with respect to stop payment orders, "stale" drafts, unauthorized signatures, alterations, and unauthorized endorsements as bank checking account customers do under the Massachusetts Uniform Commercial Code. All notices with regard to those rights and duties must be given to State Street.

         3. Stop payment instructions must be given to State Street by calling their service telephone number for the Selected Funds, (800) 2431575. State Street Bank & Trust Company, c/o The Selected Funds.

         4. These rules may be amended from time to time.


         THE SELECTED DAILY GOVERNMENT FUND SIGNATURE CARD (TYPE OR PRINT)

         Account number________________________________________________________

         Shareholder Name______________________________________________________

         CoShareholder Name____________________________________________________

         BY SIGNING THIS SIGNATURE CARD THE UNDERSIGNED AGREE(S) TO BE SUBJECT TO THE INSTRUCTIONS AND RULES, AS NOW IN EFFECT AND AS AMENDED FROM TIME TO TIME, OF THE SELECTED DAILY GOVERNMENT FUND, THAT PERTAIN TO THE USE OF REDEMPTION CHECKS. (SOME OF THE CURRENT RULES APPEAR ABOVE.) EACH SIGNATORY GUARANTEES THE OTHER'S SIGNATURE.

         (Signature)___________________________________________________________

         (Signature of CoShareholder)__________________________________________

         [ ] Check here if both signatures are required on checks.

         [ ] Check here if only one signature is required on checks.


         If neither box is checked, all checks will require both signatures.

DAVIS SELECTED ADVISERS, L.P.
GROUP OF FUNDS

Selected American Shares
Selected Special Shares
Selected U.S. Government Income Fund
Selected Daily Government Fund


INVESTMENT ADVISER

Davis Selected Advisers, L.P.
124 E Marcy Street
Santa Fe, NM 87501


DISTRIBUTOR

Davis Distributors LLC
124 East Marcy Street
Santa Fe, NM 87501


LEGAL COUNSEL

D'Ancona & Pflaum
30 North LaSalle Street
Chicago, IL 60202-2502


AUDITORS

KPMG Peat Marwick
1707 17th St., Suite 2300
Denver, Colorado 80202

TABLE OF CONTENTS


                                                                           PAGE

Summary...................................................................   2
Fund Expenses.............................................................   3
Financial Highlights......................................................   4
Investment Objectives.....................................................   8
Manager, Sub-Advisers and Distributor.....................................  15
Portfolio Managers........................................................  16
Buying Shares.............................................................  17
Selling Shares............................................................  19
Exchanging Shares.........................................................  22
Fund Performance..........................................................  23
Determining the Price of Shares-Net Asset Value...........................  24
Dividends.................................................................  25
Taxes.....................................................................  26
Retirement Plans..........................................................  26
Organization of the Funds.................................................  27
Directors and Trustees....................................................  27
How to Reach Us...........................................................  28

STATEMENT OF ADDITIONAL INFORMATION                                 MAY 1, 1998









                         SELECTED AMERICAN SHARES, INC.

                             124 East Marcy Street

                           Santa Fe, New Mexico 87501

                         Call Toll-Free l-800-243-1575








THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998. THE PROSPECTUS MAY BE OBTAINED FROM THE FUND.


THE DECEMBER 31, 1997 ANNUAL REPORT ACCOMPANIES THIS STATEMENT OF ADDITIONAL INFORMATION. THE FINANCIAL STATEMENTS APPEARING IN THIS REPORT ARE INCORPORATED HEREIN BY REFERENCE.

TABLE OF CONTENTS

TOPIC                                                                      PAGE

Investment Restrictions....................................................  3
Lending Portfolio Securities and Writing Covered Call Options..............  4
High Yield, High Risk Debt Securities......................................  5
Net Asset Value............................................................  7
Directors and Officers.....................................................  7
Directors' Compensation Schedule...........................................  9
Manager and Sub-Adviser.................................................... 10
Custodian.................................................................. 10
Independent Auditors....................................................... 11
Distribution Plan.......................................................... 11
Portfolio Transactions..................................................... 11
Taxes...................................................................... 12
Major Shareholders......................................................... 12
Shareholder Meetings....................................................... 12
Performance Data........................................................... 13
Quality Ratings of Bonds................................................... 14

INVESTMENT RESTRICTIONS

         Selected American Shares, Inc. (the "Fund") has adopted as fundamental policies its investment objective as described in the Prospectus under "Investment Objectives" and the investment restrictions enumerated below. These cannot be changed unless authorized by vote of the holders of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). The Fund will not:

1. Purchase securities of any one issuer (excluding U.S. Government Securities) if, as a result of such purchase, the Fund would own more than 10% of the total outstanding securities or voting stock of the issuer or more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer.

2. Sell short, buy on margin, or deal in options, except that the Fund may write call options against its portfolio securities which are traded on a national securities exchange and purchase call options in closing transactions. (When permitted by applicable federal and state authorities and when there exists an established market for call options written on securities traded otherwise than on a national securities exchange, the Fund may also issue call options on such portfolio securities and purchase such call options on such securities in closing transactions). The Fund will not write a covered option if following issuance of the option the market value of the Fund's portfolio securities underlying such options would be in excess of 20% of the value of the Fund's net assets.

3. Borrow money, except for temporary or emergency purposes, and then only from banks, in an amount not exceeding 10% of the value of the Fund's total assets. The Fund will not borrow money for the purpose of investing in securities, and the Fund will not purchase any portfolio securities for so long as any borrowed amounts remain outstanding.

4. Pledge or hypothecate its assets, except in an amount not exceeding 15% of its total assets, and then only to secure borrowings for temporary or emergency purposes.

5. Invest in other investment companies (as defined in the Investment Company Act of 1940), except as part of a merger, consolidation, reorganization or acquisition of assets.

6. Underwrite securities of other issuers (although the Fund may technically be considered an underwriter if it sells restricted securities).

7. Purchase illiquid securities (including restricted securities that are illiquid) if such purchase would cause more than 15% of the value of the Fund's net assets to be invested in such securities.

8. Make loans, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that it may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 10% of the value of the Fund's total assets would be the subject of such loans.

9. Concentrate more than 25% of its assets in securities of any one industry.

10. Purchase or sell real estate or interests in real estate, commodities or commodity contracts or interests in oil, gas or other mineral exploration or development programs. It may, however, purchase marketable securities of companies which may make such investments.

11. Allow any person associated with the Fund or its investment manager who is an officer or director of another issuer to participate in any decision to purchase or sell any securities of such other issuer.

12. All percentage restrictions except those with respect to illiquid securities, apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.


LENDING PORTFOLIO SECURITIES AND WRITING COVERED CALL OPTIONS

LENDING PORTFOLIO SECURITIES

         The Fund's investment restrictions provide that the Fund may loan portfolio securities so long as no more than 10% of the value of the Fund's total assets would be subject to such loans. Income may be earned on collateral received to secure the loans. Cash collateral would be invested in money market instruments or in a pooled account investing in money market instruments. U.S. Government Securities collateral would yield interest or earn discount. Part of this income might be shared with the borrower. Alternatively, the Fund could allow the borrower to receive the income from the collateral an charge the borrower a fee. In either event, the Fund would receive the amount of dividends or interest paid on the loaned securities.

         Usually these loans would be made to brokers, dealers or financial institutions. Loans would be fully secured by collateral deposited with the Fund's custodian in the form of cash and/or U.S. Government Securities. This collateral must be increased within one business day in the event that its value shall become less than the market value of the loaned securities.

         The borrower, upon notice, must redeliver the loaned securities within 5 business days. In the event that voting rights with respect to the loaned securities pass to the borrower and a material proposal affecting the securities arises, the loan may be called or the Fund will otherwise secure or be granted a valid proxy in time for it to vote on the proposal.

         In making such loans, the Fund may utilize the services of a loan broker and pay a fee therefor. The Fund may incur additional custodian fees for services in connection with lending of securities.

WRITING COVERED CALL OPTIONS

         The Fund may write covered call options on a portion of its portfolio securities and purchase call options in closing transactions. The Fund's investment restrictions provide that such an option may not be written if thereafter the market value of all securities subject to options would exceed 20% of the value of the Fund's net assets. However, the Fund does not intend to write an option if it would cause more than 5% of its net assets to be subject to such options. The Fund would only write options on securities in its portfolio and would not write options on loaned securities.

         A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within 3 to 9 months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, the

Fund forgoes, in exchange for the premium, the opportunity to profit from any increase in the market value of the underlying security above the exercise price.

            The obligation of the Fund is terminated upon exercise of the call option, its expiration or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve the payment of a brokerage commission by the Fund. During the remaining term of the option, if the Fund cannot enter into a closing purchase transaction, it would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security and if the security is declining in price, the Fund would continue to experience such decline.

HIGH YIELD, HIGH RISK DEBT SECURITIES

         As stated in the Prospectus, the Fund may invest up to 30% of its net assets in high yield, high risk debt securities rated BBB or lower by Standard & Poor's Corporation ("S & P") or Baa or lower by Moody's Investor Services ("Moody's"). Securities rated BBB by S & P or Baa by Moody's have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. Securities rated BB or lower by S & P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include securities of issuers in default. The Fund intends not to purchase securities rated BB or Ba or lower if after such purchase more than 30% of the Fund's net assets determined at the time of investment, would be invested in such securities (including downgraded securities). Such securities are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The Manager considers the ratings assigned by S & P and Moody's as one of several factors in its independent credit analysis of issuers. Ratings assigned by credit agencies do not evaluate market risks.

         The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react partly to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic and industry conditions than higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds and the high yield, high risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high yield, high risk securities, the portfolio's net asset value will be adversely affected.

         The high yield, high risk bond market comprised a small piece of the general bond market until the middle 1980's when issuance increased dramatically. Economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high yield, high risk bond market and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds.

         High yield, high risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding, high risk bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the bonds of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or recession, highly leveraged issuers of high yield, high risk bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yielding bonds because such bonds are generally unsecured and are often subordinated to other creditors of the issuer. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security.

         The Fund may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield high, risk bonds, the Fund anticipates that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations or valuations for purposes of valuing the Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high yield, high risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Fund purchases illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemptions or call provisions. If an issuer exercises these provisions when investment rates are declining, the Fund may replace such bonds with lower yielding bonds resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold. The Fund has no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Fund may obtain no return at all on its investment. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet its taxable distribution requirements under potentially adverse circumstances.

         The debt securities (including convertible securities) in which the Fund may invest include securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, deemed by management to be comparable to such ratings. Securities rated BB or Ba or lower are referred to in the financial community as "junk bonds." While likely to have some quality and protective characteristics, such securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Such securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of nonpayment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Fund to dispose of particular issues and may cause the Fund to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Fund to sell high yield, high risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Fund invest in bonds that are original issue discount, zero coupon, payinkind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet taxable distribution requirements.

NET ASSET VALUE

         The Fund does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange (the "Exchange") is closed. Such days include the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Net asset value per share is determined by calculating the total value of the Fund's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Portfolio securities traded on a securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such higher bid or lower asked price is used. Exchange-traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Fixed-income options traded over-the-counter are valued based upon current prices provided by market makers. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors. On each day the Exchange is open for trading, the net asset value is determined as of the earlier of 4:00 p.m. New York time or the close of the Exchange.

DIRECTORS AND OFFICERS

         Information about the directors and officers, including principal occupations during the past 5 years, is shown below. Each of the Fund's directors is also a director of Selected Special Shares, Inc. and a trustee of Selected Capital Preservation Trust (collectively with the Fund, the "Selected Funds"). As indicated below, certain directors and officers of the Fund hold similar positions with the following funds that are also managed by the
Manager: Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively the "Davis Funds").

William P. Barr (5/23/50) - Director. Senior Vice President and General Counsel, GTE Corporation since July, 1994. Attorney General of the United States from August 1991 to January 1993. Deputy Attorney General from May 1990 to August 1991. Assistant Attorney General from April 1989 to May 1990. Partner with the law firm of Shaw, Pittman, Potts & Trowbridge from 1984 to April 1989 and January 1993 to August 1994. His address is One Stamford Forum, Stamford, CT 06904.

Floyd A. Brown (11/5/30) - Director. Staff announcer and program host for WGN Radio and Television, Chicago, Illinois. Sole proprietor of The Floyd Brown Co., Elgin, Illinois (advertising, media production and mass media marketing). His address is 51 Douglas Avenue, Elgin, Illinois 60120.

Andrew A. Davis (6/25/63),* 124 East Marcy Street, Santa Fe, NM 87501. Director. Director and Vice President of each of the Davis Funds (except Davis International Series, Inc.), Director and President, Venture Advisers, Inc.;

Director and Vice President Davis Selected Advisers-NY, Inc.; Consultant to Shelby Cullom Davis & Co.; Consultant to Capital Ideas, a private financial consultant. Former Vice President and head of convertible security research, PaineWebber, Incorporated.

Christopher C. Davis (7/13/65),* 609 Fifth Ave, New York, NY 10017. Director.. Director and Vice President of each of the Davis Funds; Director, Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Rosenwald, Roditi and Company, Ltd., an offshore investment management company.

Jerome E. Hass (6/1/40) - Director. Professor of Finance and Business Strategy Johnson Graduate School of Management, Cornell University. Consultant National Economic Research Associates. Formerly Chief of Research of the Federal Power Commission and Special Assistant to James R. Schlesinger at the Executive Office of the President of the United States.

Katherine L. MacWilliams (1/19/56) - Director. Vice President, Treasurer Coors Brewing Company and Adolph Coors Company. Formerly Vice President of Capital Markets for UBS Securities in New York. Former member of the Board of International Swaps and Derivatives Association, Inc.

James J. McMonagle (10/1/44) - Chairman and Director. Senior Vice President and General Counsel of University Health System, Inc. and University Hospitals of Cleveland. From 1976 to 1990, Judge of the Court of Common Pleas, Cuyahoga County, Ohio. His address is 11100 Euclid Avenue, Cleveland, Ohio 44106.

Richard O'Brien (9/12/45) - Director. Corporate Economist for Hewlett-Packard Company. Director, National Association of Business Economists, former President of the Northern California High Technology Council and former Chairman of the Economic Advisory Council of the California Chamber of Commerce.

Larry Robinson (10/28/28) - Director. General Partner, Robinson Investment Company. Management Consultant. Corporate Liaison for Mayor Michael R. White of Cleveland, Ohio. Adjunct Professor at Weatherhead School of Management, Case Western Reserve University. His address is 950 Terminal Tower, 50 Public Square, Cleveland, Ohio 44113.

Marsha Williams (3/28/51) - Director. Treasurer, Amoco Corporation. Director, Illinois Benedictine College, The Conference Board Council of Corporate Treasurers, Illinois Council on Economic Education, Chicagoland Chamber of Commerce; Formerly, Director, Fertilizers of Trinidad and Tobago from 1989-1993, Ok Tedi Mining Limited from 1992-1993, Just Jobs from 1988-1992. Her address is 200 E. Randolph Dr., Chicago, IL 60601.

**Kenneth C. Eich (8/14/53), 124 East Marcy Street, Santa Fe, NM 87501. Vice President. Vice President of each of the Davis Funds, Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.C. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

**Eileen R. Street (3/11/62), 124 East Marcy Street, Santa Fe, NM 87501. Vice President, Treasurer and Assistant Secretary. Vice President, Treasurer and Assistant Secretary of each of the Davis Funds, Senior Vice President and Chief Financial Officer, Venture Advisers, Inc.; Vice President and Treasurer, Davis Selected Advisers-NY, Inc.; Senior Vice President and Treasurer, Davis Distributors, L.L.C.

**Sharra L. Reed (9/25/66), 124 East Marcy Street, Santa Fe NM 87501. Assistant Treasurer and Assistant Secretary. Assistant Treasurer and Assistant Secretary of each of the Davis Funds, Vice President of Venture Advisers, Inc. Former Unit Manager with Investors Fiduciary Trust Company.

**Thomas D. Tays (3/7/57), 124 East Marcy Street, Santa Fe NM 87501. Vice President and Secretary. Vice President and Secretary of the Company and each of the Davis Funds, Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice President and Special Counsel of U.S. Global Investors, Inc.

**Arthur Don (9/24/53) - Assistant Secretary of each of the Selected Funds. Assistant Secretary of each of the Davis Funds. Partner, D'Ancona & Pflaum, Fund Legal Counsel. His address is 30 North LaSalle Street, Suite 2900, Chicago, Illinois 60602.

**Sheldon R. Stein (11/29/28) - Assistant Secretary of each of the Selected Funds. Assistant Secretary of each of the Davis Funds. Partner, D'Ancona & Pflaum, Fund Legal Counsel. His address is 30 North LaSalle Street, Suite 2900, Chicago, Illinois 60602.

         As of March 31, 1998, the directors and officers of the Fund as a group owned 0.084% of the Fund's outstanding shares.

         * A Director who is an "interested person" of the Fund (as defined in the 1940 Act).

         **Holds same office(s) with Selected Special Shares, Inc. and Selected Capital Preservation Trust.

DIRECTORS' COMPENSATION SCHEDULE

         During the fiscal year ended December 31, 1997 the compensation paid to directors who are not considered to be interested persons of the Fund was as follows:

            Name                              Aggregate Fund     Total Complex
                                               Compensation      Compensation*

            William P. Barr                       21,115            23,000
            Floyd A Brown                         29,377            32,000
            William G. Cole**                     29,377            32,000
            Robert J. Greenebaum**                43,148            47,000
            Jerome E. Hass                        23,410            25,500
            Katerine L. MacWilliams               25,705            28,000
            James J. McMonagle                    32,590            35,500
            Richard C. O'Brien                    25,705            28,000
            Larry Robinson                        21,115            23,000
            Marsha Williams                       23,410            25,500

* Complex compensation is the aggregate compensation paid, for services as a Director, by all mutual funds with the same investment adviser.

** Mr. William G. Cole and Mr. Robert J. Greenebaum retired from the Board of Directors effective December 31, 1997.

MANAGER AND SUB-ADVISER

         Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, a Colorado limited partnership, has served as the Manager since May 1, 1993. The Manager's sole general partner is Venture Advisers, Inc. (the "General Partner"), 124 East Marcy Street, Santa Fe, New Mexico 87501, a New York corporation. Shelby M.C. Davis is the controlling shareholder of the General Partner.

         The Manager, subject to the general supervision of the Fund's Board of Directors, provides the Fund with investment advice and management. It furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as are requested by the Board of Directors of the Fund. The Manager pays all salaries of officers and fees and expenses of directors who are directors, officers or employees of the Manager or any of its affiliates. The Fund pays all other Fund expenses.

         Davis Selected AdvisersNY, Inc. ("DSANY"), a whollyowned subsidiary of the Manager, performs research and other services for the Funds on behalf of the Manager under a SubAdvisory Agreement with the Manager.

         Under the Investment Management Agreement between the Fund and the Manager, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, the Manager will not be liable for any act or omission in the cause of, or connected with, rendering service under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Fund pays the Manager monthly an investment advisory fee computed at the following annual rates: 0.65% of the first $500 million of average daily net assets, 0.60% of the next $500 million of average daily net assets and 0.55% of average daily net assets over $1 billion. All the fees paid to DSANY are paid by the Manager and not the Fund.

         During the years ended December 31, 1997, 1996 and 1995 the Fund paid management fees of $10,823,019, $6,770,841 and $4,719,283, respectively.

         The Manager has adopted a Code of Ethics which regulates the personal securities transactions of the Manager's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the Manager's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) which the Fund is considering buying or selling, or (iii) which the Fund purchased or sold within seven calendar days.

CUSTODIAN

         The Custodian of the Fund's assets is State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171. The Custodian maintains all of the instruments representing the investments of the Fund and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of officers or resolutions of the Board of Directors.

INDEPENDENT AUDITORS

         The Fund's auditors are KPMG Peat Marwick, 707 17th St. Suite 2300, Denver, Colorado 80202. The services of KPMG Peat Marwick include an audit of annual financial statements included in the annual reports to shareholders, amendments to the registration statement filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters, and meeting with the Audit Committee of the Board of Directors. In addition, the auditors normally provide assistance in preparation of federal and state income tax returns and related forms.

DISTRIBUTION PLAN

         Davis Distributors, LLC (the "Distributor") is the principal underwriter of the Fund's shares. The Fund has adopted a Distribution Plan (the "Plan") under Rule l2b-l of the 1940 Act. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of the Rule. Under the Plan, the Fund pays the Distributor an annual compensatory fee of 0.25% of average daily net assets for distributing the Fund's shares. The Distributor pays all the costs of distribution except for the cost of prospectuses and reports sent to current shareholders. The Board of Directors has determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

         The Board of Directors has been informed by the Distributor that the expenses of distribution currently exceed, and for the foreseeable future are expected to exceed, the amounts paid by the Fund under the Plan. Such excess is and will be paid out of the Distributor"s own resources and not by the Fund.

         During the year ended December 31, 1997 the Fund's distribution fees were $4,578,350. The Distributor reported that the following amounts were spent on the indicated items: $1,900,502 on advertising; $454,862 on printing and mailing prospectuses and sales literature to other than current shareholders; $1,925,234 on fees to brokers.

PORTFOLIO TRANSACTIONS

         The Manager makes investment decisions and decisions as the execution of portfolio transactions for the Fund, subject to the general supervision of the Board of Directors. The Fund's policy is to seek to place portfolio transactions with those brokers or dealers who will execute transactions as efficiently as possible and at favorable prices. Many of these transactions involve the payment of brokerage commissions by the Fund. In some cases, transactions are with firms that act as principal for their own account. In effecting transactions in over-the-counter securities, the Fund deals with market makers unless it appears that better prices and execution are available elsewhere.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers or dealers or negotiating the commissions to be paid, the Manager considers the firm's financial responsibility and reputation, range and quality of services made available to the Fund, and the professional services provided, including execution, clearance procedures, wire service quotations, and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the staff of the Manager. In accordance with this policy, the Fund does not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Fund may be taken into account as a factor in the allocation of portfolio transactions.

         On occasions when the Manager deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Manager in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund. In some instances, this procedure could adversely effect the Fund but the Fund deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

         Research services furnished by brokers used by the Fund for portfolio transactions may be utilized by the Manager in connection with its investment services for other accounts and, likewise, research services provided by brokers used for transactions in other accounts may be utilized by the Manager in performing its services for the Fund. The Manager determines the reasonableness of the commissions paid in relation to its view of the value of the brokerage and research services provided, considered in terms of the particular transaction and its overall responsibilities with respect to all accounts as to which it exercises investment discretion.

         During the years ended December 31, $1997, 1996, and 1995, the Fund paid total brokerage commissions of $1,061,947, $800,020 and $883,133, respectively. Of this amount, 93%, 97%, and 95% respectively was paid to brokers providing research services to the Fund.

         During the years ended December 31, 1997 and 1996 the Fund paid brokerage commissions to Shelby Cullom Davis & Co. (an affiliated person of the Adviser) of $64,872 and $12,000, respectively. During the year ended December 31, 1997 these commission represented 6.11% of total commissions paid and 10.24% of the Fund's aggregate dollar amount of transactions involving the payment of commissions.

TAXES

         A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend, and although in effect a return of capital, such dividend will be taxable to the shareholder. If a shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during such six-month period, then the loss is treated as a long-term capital loss to the extent of the capital gain distribution.

MAJOR SHAREHOLDERS

         As of March 31, 1998, Shelby Cullom Davis & Co., 609 5th Avenue, 11th Floor, New York, NY 10017-1021, owned of record 21,786,416.530 shares of the Fund's common stock, constituting 24.92% of the outstanding shares of such stock. Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104, owned of record 20,616,102.046 shares of the Fund's common stock, constituting 23.58% of the outstanding shares of such stock. (See attachment 1.)

SHAREHOLDER MEETINGS

         The Fund does not hold annual meetings of shareholders, but will hold special meetings of shareholders as required by the 1940 Act, such as to elect directors or when called by the directors for any other purpose they deem appropriate. The Secretary is required to call a special meeting of shareholders upon written request of the holders of at least 10% of the shares entitled to be cast as votes as at the meeting.

         Directors may be removed from office by a vote of the holders of a majority of the outstanding shares at a shareholders meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been shareholders for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.


PERFORMANCE DATA

         The Fund's average annual total return (as defined below) is as follows:

            One year ended December 31, 1997                37.25%
            Five years ended December 31, 1997              20.39%
            Ten years ended December 31, 1997               18.60%

         Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's investment portfolio. The Fund's average annual total return figures are computed in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)N = ERV
  Where:      P  = a hypothetical initial payment of $1,000
              T  = average annual total return
              n  = number of years
                      ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This calculation (1) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and (2) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

         Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment, and dividing this amount by the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100. The Fund's total return for the one, five and ten year periods ended December 31, 1997, was 37.25%, 152.86% and 450.83%, respectively.

         The Fund may also quote average annual total return and total return performance data, including annualized or actual rates of return, for various specified time periods other than one, five and ten years, including periods of less than one year.

         In reports or other communications to shareholders and in advertising material, the Fund may compare its performance to the Consumer Price Index, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index and to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"), two widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations include reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are unmanaged indices of common stocks which are considered to be generally representative of the United States stock market. The market prices and yields of these stocks will fluctuate.

         The Fund may also use evaluations of the Fund published by nationally recognized ranking services and financial publications, including, but not limited to, Business Week, Forbes, Institutional Investor and Money Magazine. Any given performance comparison should not be considered representative of the Fund's performance for any future period.

                            QUALITY RATINGS OF BONDS

PORTFOLIO QUALITY RATINGS

         The table on the following page reflects the Fund's portfolio quality ratings at December 31, 1997 calculated on the basis of the average weighted ratings of all bonds held at year end. The table reflects the percentage of total assets represented by fixedincome securities rated by Moody's or S&P, by unrated fixedincome securities and by other assets. The percentages shown reflect the higher of the Moody's or S&P rating. U.S. Government Securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Other assets may include money market instruments, repurchase agreements, equity securities, net payables and receivables and cash. The allocations in the table are not necessarily representative of portfolio composition at other times. Portfolio quality ratings will change over time.

         The description of each bond quality category set forth below is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth following the table. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. Selected American may retain a security whose rating has changed or has become unrated.

         As of December 31, 1997, the Fund did not own any fixed-income securities rated below investment grade.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics, as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS

         AAA -- Debt rated AAA has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB -- Debt rated BB has less nearterm vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBBrating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB_ rating.

         CCC -- CC -- C -- is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. C indicates the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         D -- This rating indicates that the issue is either in default as to payment of interest and/or repayment of principal or is expected to be in default upon maturity.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Financial statements:

              Included in Part A:

                   Financial Highlights.

              Included in Part B by incorporation from the December 31, 1997 Annual Report:

                   (i)  Schedule  of Investments.

                   (ii)  Statement of Assets and Liabilities.

                   (iii) Statement of Operations.

                   (iv) Statement of Changes in Net Assets

                   (v)  Notes to Financial Statements.

                   (vi) Report of Tait, Weller & Baker.

         (b)  Exhibits:

              (1) Articles of Incorporation, incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (2) Amended and Restated Bylaws as of January 27, 1994, incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 74 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (3)       Not applicable.

              (4)       Not applicable.

              (5)(a) Management Agreement dated May 1, 1993, incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (5)(b) Sub-Advisory Agreement dated December 1, 1996, incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 78 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (6) Distribution Services Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (7)       Not applicable.

              (8) (a) Custody Agreement dated November 25, 1991, incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (8) (b) Agency Agreement dated November 25, 1991, incorporated by reference to Exhibit (8) (b) to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (9)       Not Applicable

              (10)*     Opinion and Consent of Counsel (D'Ancona & Pflaum).

              (11)*     Consent of Tait, Weller & Baker.

              (12) Financial Statements, included in Statement of Additional Information.

              (13)      Not applicable.


              (14)(a) Individual Retirement Account Plan Documents, incorporated by reference to Exhibit (14) (a) to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(b) Money Purchase Pension and Profit Sharing Plan Basic Document, incorporated by reference to Exhibit (14) (b) to Post-Effective

                        Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(c) Money Purchase Pension Adoption Agreement, incorporated by reference to Exhibit (14) (c) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(d) Profit-Sharing Adoption Agreement, incorporated by reference to Exhibit (14) (d) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(e) Profit-Sharing 401(k) Plan, incorporated by reference to Exhibit (14) (e) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(f) 403 (b) Plan Documents, incorporated by reference to Exhibit (14) (f) to Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(g) Prototype Simplified Employee Pension Plan Documents, incorporated by reference to Exhibit (14) (f) to Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(h) Deferred Compensation Section 457 Savings Plan, incorporated by reference to Exhibit (14) (f) to Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (14)(i) Defined Contribution Trust, incorporated by reference to Exhibit (14) (i) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (15) Distribution Services Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit (6)/(15) to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (16) Sample Computation of Performance Data, incorporated by reference to Exhibit (14) (f) to Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (17)(a) Powers of Attorney, incorporated by reference to Exhibit (17) to Post-Effective Amendment No. 76;
                        Exhibit 17(b) to Post-Effective Amendment No. 77; and
                        Exhibit 17(b) to Post-Effective Amendment No. 78 to Registrant's Registration Statement on Form N-1A, File No. 2-10699.

              (17)(b)*  Power of attorney for Andrew A. Davis and Christopher
                        C. Davis.

              (17)(c)* Power of attorney for Shelby M.C. Davis and Eileen R. Street..


                     *  Filed herein

Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

                                                    Number of Record Holders
         Title of Class                               as of March 31, 1998
         --------------                               --------------------

          Common Stock                                        36,968

Item 27. Indemnification

         Information concerning indemnification is incorporated by reference herein from Item 4, Part II of Registrant's Post-Effective Amendment No. 55, and from Item 27 of Post-Effective Amendment No. 64 under the Securities Act of 1933. Officers and Directors of Registrant are insured against liability by reason of acts, errors or omissions in such capacities.


Item 28. Business and Other Connections of Investment Adviser

         Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Adviser, Su-Advisers, and Distributor" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

Item 29. Principal Underwriters

         (a) Davis Distributors, L.L.C., a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., Davis High Income Fund, Inc., Davis International Series, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.

         (b) Management of the Principal Underwriter:


NAME AND PRINCIPAL      POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES
BUSINESS ADDRESS        UNDERWRITER                  WITH REGISTRANT


Kenneth C. Eich         President                    Vice President
124 East Marcy Street
Santa Fe, NM 87501


Eileen R. Street        Senior Vice President,        Vice President, Treasurer
124 East Marcy Street   Treasurer and Assistant       and  Assistant Secretary
Santa Fe, NM 87501      Secretary


Thomas D. Tays          Vice President and           Vice President and
124 East Marcy Street   Secretary                    Secretary

Santa Fe, NM 87501


Russell O. Wiese        Senior Vice President        None
124 East Marcy Street
Santa Fe, NM 87501


Sharra Reed             Assistant Treasurer          Assistant Treasurer and
124 East Marcy Street                                Assistant Secretary
Santa Fe, NM 87501

Item 30. Location of Accounts and Records

         Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the officers of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, and the Registrant's transfer agent State Street Bank and Trust Company, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                         SELECTED AMERICAN SHARES, INC.

                                   SIGNATURES

         Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b).

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 27th day of April, 1998

                                            SELECTED AMERICAN SHARES, INC.


                                            *By: /s/ Sheldon R. Stein
                                                -------------------------------
                                                 Sheldon R. Stein,
                                                 Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signature                      Title                           Date

Shelby M.C. Davis*            President,                      April 27, 1998
-------------------           Chief Executive
Shelby M.C. Davis             Officer

Eileen R. Street*             Vice President,                 April 27, 1998
-------------------           principal accounting
Eileen R. Street              officer


                                            *By: /s/ Sheldon R. Stein
                                                -------------------------------
                                                 Sheldon R. Stein,
                                                 Attorney-in-Fact

         *Sheldon R. Stein signs this document on behalf of the Registrant and the foregoing officers pursuant to the powers of attorney filed as Exhibit(17) to Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A and Exhibit 17(c) to this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on April 27, 1998 by the following persons in the capacities indicated.

          Signature                                             Title
          ---------                                             -----

      William P. Barr*                                         Director
      William P. Barr

      Floyd A. Brown*                                          Director
      Floyd A. Brown

      Andrew A. Davis*                                         Director
      Andrew A. Davis

      Christopher .C. Davis*                                   Director
      Christopher C. Davis

      Jerome E. Hass*                                          Director
      Jerome E. Hass

      Katherine L. MacWilliams*                                Director
      Katherine L. MacWilliams

      James J. McMonagle*                                      Director
      James J. McMonagle

      Richard C. O'Brien*                                      Director
      Richard C. O'Brien

      Larry J.B. Robinson*                                     Director
      Larry J.B. Robinson

      Marsha Williams*                                         Director
      Marsha Williams

                                            *By: /s/ Sheldon R. Stein
                                                -------------------------------
                                                 Sheldon R. Stein,
                                                 Attorney-in-Fact

         *Sheldon R. Stein signs this document on behalf of the foregoing persons pursuant to the powers of attorney filed as Exhibit 17 to Post-Effective Amendment No. 76; Exhibit 17(b) to Post-Effective Amendment No. 77; Exhibit 17(b) to Post-Effective Amendment No. 78 to Registrant's Registration Statement on Form N-1A and Exhibit 17(b) to this Registration Statement.